Prospectus--Common Shares
May 3, 1999
---------------------------------------------------------

Stock Funds                          Bond Funds


 .Value Fund(US)                      .Fixed Income Fund(US)
 .Growth Fund(US)                     .Intermediate Government Fixed Income
 .Small Cap Growth Fund(US)           Fund(US)
 .Small Cap Value Fund(US)            .Tax-Exempt Fixed Income Fund(US)
                                     .Limited Volatility Fixed Income Fund(US)
 .Real Estate Fund(US)

                                     Money Market Funds
Balanced Fund

                                     .Treasury Money Market Fund(US)
 .Balanced Fund(US)                   .Government Money Market Fund(US)
                                     .Money Market Fund(US)

International Funds                  .Tax-Exempt Money Market Fund(US)

 .International Equity Fund(US)
 .TransEurope Fund(US)
 .Asian Tigers Fund(US)
 .Latin America Equity Fund(US)
 .International Fixed Income Fund(US)

--------------------------------------------------------------------------------

This Prospectus gives you important information about ABN AMRO Funds that can help you decide if a Fund's investment goals match your own. Please read it carefully before you invest, and keep it on hand for future reference.

Common Shares are offered to individuals and institutional investors directly and through wrap programs, retirement plans, discount brokerage programs, and various brokerage firms.

The Securities and Exchange Commission (SEC) has not approved or disapproved of these shares or determined whether this Prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

For more information, please call 1-800-443-4725 or visit the Funds' website at www.abnamrofunds-usa.com.

                                       .

Contents

This Prospectus gives you important information that you should know about the Funds before investing. We arranged the Prospectus into different sections so that you can easily review this important information.

If you would like more detailed
information about each Fund,
please see:

Value Fund(US)                      5
Growth Fund(US)                     7
Small Cap Growth Fund(US)           9
Small Cap Value Fund(US)           11
Real Estate Fund(US)               13
Balanced Fund(US)                  15
International Equity Fund(US)      19
TransEurope Fund(US)               21
Asian Tigers Fund(US)              23
Latin America Equity Fund(US)      26
International Fixed Income
 Fund(US)                          29
Fixed Income Fund(US)              32
Intermediate Government Fixed
 Income
 Fund(US)                          35
Tax-Exempt Fixed Income Fund(US)   37
Limited Volatility Fixed Income
 Fund(US)                          39
Treasury Money Market Fund(US)     42
Government Money Market Fund(US)   44
Money Market Fund(US)              46
Tax-Exempt Money Market Fund(US)   48

If you would like more information about the following topics, please see:

The Risks of Investing in Mutual Funds                                               3
The Stock Funds                                                                      4
The International Funds                                                             18
The Bond Funds                                                                      31
The Money Market Funds                                                              41
More information about risk                                                         50
Guidance on opening and maintaining an account in any Fund                          54
Information about receiving dividends and distributions from the Funds              58
A general guide to important tax issues and considerations                          59
Information about the investment advisor                                            60
Detailed information about historical Fund performance                              65
Additional information                                                  See Back Cover

ABN AMRO is a service mark of ABN AMRO Holding, N.V., an indirect parent of ABN AMRO Asset Management (USA) Inc., the investment advisor to the ABN AMRO Funds. ABN AMRO Funds are distributed by First Data Distributors, Inc., which is not a bank affiliate.

 .......................

 What are Fund Goals
 and Strategies?

 Each Fund's goal is
 a statement of what
 it seeks to
 achieve. It is im-
 portant to make
 sure that the ob-
 jective matches
 your own financial
 needs and circum-
 stances. The Prin-
 cipal Investment
 Strategies section
 describes how each
 Fund attempts to
 meet its objective.
 .......................
                                       .
 ................................................................................
 ................................................................................
The Risks of Investing in Mutual Funds _________________________________________

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching its goal. We cannot guarantee that a Fund will achieve its goal, and a Fund's goal may be changed without shareholder approval. Each Fund invests in different types of securities. As a result, each Fund has its own risks.

The Advisor invests each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. The Advisor's judgements about the securities markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance. In addition, the Advisor may need to change the Fund's investment strategy in response to changing market or economic conditions.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds.
Fund share prices (except the Money Market Funds) will change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

As used in any sentence in this Prospectus, the term "primarily invests" means that a Fund, under normal conditions, invests at least 65% of its assets in the securities described in that sentence.

                                       .
THE STOCK FUNDS ________________________________________________________________

The Stock Funds invest in common stocks and other equity securities. These include public and privately issued common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a Stock Fund's equity securities may fluctuate drastically from day-to-day. Individual portfolio companies may report poor results or be negatively affected by industry or economic trends and developments, or even year 2000 issues. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

The Stock Funds have investment goals of high total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The current strategies of the Stock Funds generally focus on capital appreciation rather than income. As a result, in market conditions that favor funds that focus on income, the Funds may not be able to achieve the same level of total return as other mutual funds. For these Funds, income is typically incidental.

Each Stock Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
VALUE FUND(US)

_______________________________________________________________________________

Investment Goal     High level of total return through capital appreciation
                    and current income

Principal           The Value Fund invests in common stocks and other equity
Investment          securities of U.S. companies with market capitalizations
Strategies          greater than $1 billion. Further, the Fund primarily
                    invests in securities that are undervalued relative to those of the average large U.S. company based on one or more of the following criteria:
                       . lower than average price to earnings ratios;
                       . lower than average price to book value ratios;
                       . lower than average price to sales ratios;
                       . lower than average price to cash flow ratios; or . higher than average dividend yield.

                    Generally, stocks may be undervalued because:
                       . they are out of favor with investors;
                       . they may have disappointed investors in some way; or . investors think that the prospects for the industry or economic sector are uninteresting.
                    By investing in undervalued securities with quality earnings and combining this with improving momentum factors (such as price movements), the Fund tries to provide better return, over the long-term, than other value-style managers.

Principal Risk of   The Fund's large-cap, value-style securities are cyclical.
Investing in this   So, in addition to the general risks of investing in any
Fund                Stock Fund, this Fund's large-cap, value-style securities
                    may under perform mid-cap, small-cap or growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

                                       .

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995     1996     1997     1998
----    -----    -----    -----    ----
0.00%   32.02%   20.43%   30.49%   5.47%

                                   Best Quarter
                                   -------------
                                      15.69%
                                      6/30/97

                                   Worst Quarter
                                   -------------
                                      -18.05%
                                      9/30/98

                        [Performance Graph Appears Here]

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the S&P 500 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

               1 Year  3 Years 5 Years Since Inception
               ------  ------- ------- ---------------
Value Fund      5.47%   18.34%  16.96%     15.20%*
S&P 500 Index  28.74%   28.27%  24.08%     21.60%*

* Fund inception (1/4/93). Index inception computed from (12/31/92).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .80%
Other Expenses                         .23%
-------------------------------------------
Total Annual Fund Operating Expenses  1.03%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $105                   $328                                  $569                                  $1,259

                                       .
GROWTH FUND(US)

_______________________________________________________________________________

Investment Goal     High level of total return primarily through capital
                    appreciation

Principal           The Growth Fund invests in common stocks and other equity
Investment          securities of U.S. companies. Further, the Fund primarily
Strategies          invests in companies that, in the Advisor's opinion, have
                    strong prospects for capital appreciation through earnings growth. The Advisor chooses investments by focusing on companies with above average earnings growth rates. The
                    Advisor seeks a fundamental understanding of each company, using a combination of valuation and momentum factors, which may include:
                       . valuation
                       . price appreciation
                       . positive earnings changes
                       . earnings surprises
                       . accelerated earnings
                       . price strength over time
                    In addition, the Advisor focuses on companies that have a competitive advantage in their industry or market niche.
                    The Advisor uses a bottom-up approach (emphasis on individual industries and companies) to select investments and diversifies the Fund's assets broadly across industry sectors. In selecting investments, the Advisor combines quantitative screens that focus on earnings consistency and momentum with fundamental understandings of the companies that focus on the dynamics of the company.

Principal Risk of   In addition to the general risks of investing in any Stock
Investing in this   Fund, this Fund's growth-style securities may under
Fund                perform value-style securities or the equity markets as a
                    whole when they are out-of-favor or when they do not achieve anticipated growth levels.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-2.05%   31.60%   21.88%   23.98%   30.23%

                                   Best Quarter
                                   -------------
                                      26.49%
                                     12/31/98

                                   Worst Quarter
                                   -------------
                                      -13.97%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the S&P 500 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

               1 Year  3 Years 5 Years Since Inception
               ------  ------- ------- ---------------
Growth Fund    30.23%   25.25%  20.43%     17.74%*
S&P 500 Index  28.74%   28.27%  24.08%     21.60%*

* Fund inception (1/4/93). Index inception computed from (12/31/92).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .80%
Other Expenses                         .22%
-------------------------------------------
Total Annual Fund Operating Expenses  1.02%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$104                    $325                                  $563                                  $1,248

                                       .
SMALL CAP GROWTH FUND(US) (formerly, the Small Cap Fund)

_______________________________________________________________________________

Investment Goal     High level of total return primarily through capital
                    appreciation

Principal           The Small Cap Growth Fund primarily invests in common
Investment          stocks and other equity securities of domestic companies
Strategies          that have smaller capitalization levels (market
                    capitalizations of less than $1.5 billion) and that the Advisor believes have strong prospects for capital appreciation through earnings growth. In selecting investments for the Fund, the Advisor reviews a company's sales and earnings growth rates, and evaluates the strength of its balance sheet. The Advisor seeks investments that have above average sales growth, earnings growth or return on equity relative to their industry peers. Although the Advisor targets growth sectors of the U.S. economy, such as technology, health care, and consumer and business services, the Advisor diversifies broadly across industry sectors. The Fund also focuses on companies that the Advisor believes have a competitive advantage in their industry or market niche.

Principal Risks     In addition to the general risks of investing in any Stock
of Investing in     Fund, this Fund is subject to the risks of investing in
this Fund           small-cap companies. Investments in small-cap companies
                    involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

                    The Fund is subject to the risk that its small-cap growth-style securities may under perform mid-cap, large-cap or value-style securities, or the equity markets as a whole when they are out-of-favor or when they do not achieve anticipated growth levels.

                    Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities, the Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

                                       .
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-6.27%   32.13%   19.42%   15.89%   -6.52%

                                   Best Quarter
                                   -------------
                                      19.13%
                                      6/30/97

                                   Worst Quarter
                                   -------------
                                      -23.88%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Russell 2000 Growth Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Index with above-average growth orientation.

                           1 Year  3 Years 5 Years Since Inception
                           ------  ------- ------- ---------------
Small Cap Growth Fund      -6.52%   8.96%    9.89%      8.69%*
Russell 2000 Growth Index   1.23%   8.35%   10.22%     10.73%*

* Fund inception (1/4/93). Index inception computed from (12/31/92).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .80%
Other Expenses                         .40%
-------------------------------------------
Total Annual Fund Operating Expenses  1.20%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $122                   $381                                  $660                                  $1,455

                                       .
SMALL CAP VALUE FUND(US)

_______________________________________________________________________________

Investment Goal     High level of total return primarily through capital
                    appreciation

Principal           The Small Cap Value Fund primarily invests in undervalued
Investment          common stocks and other equity securities of domestic
Strategies          companies with smaller capitalization levels (market
                    capitalizations of less than $1.5 billion). In selecting investments for the Fund, the Advisor focuses on undervalued investments based on such measures as price/earnings, price/cash flow, price/book and price/sales ratios. The Advisor typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, such as price/earnings and price/cash flow ratios. In further evaluating the attractiveness of an investment, the Advisor considers business conditions in the company's industry and its competitive position in that industry.
                    The Advisor conducts fundamental research on certain investments, which often includes reviewing SEC filings, examining financial statements and meeting with top-level company executives. While broadly diversifying the Fund's assets across many industry sectors, the Advisor seeks companies with solid profit prospects and returns on capital.


Principal Risks     In addition to the general risks of investing in any Stock
of Investing in     Fund, this Fund is subject to the risks of investing in
this Fund           small-cap companies. Investments in small-cap companies
                    involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

                    The Fund's small-cap value-style securities may under perform mid-cap, large-cap or growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)
This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .80%
Other Expenses/1/                     1.14%
-------------------------------------------
Total Annual Fund Operating Expenses  1.94%
-------------------------------------------
Fee Waiver/2/                         -.55%
-------------------------------------------
Net Expenses                          1.39%
-------------------------------------------

/1/Since the Fund has not completed a full fiscal year, Other Expenses are based on estimated amounts for the current fiscal year.
/2/The Administrator has agreed to waive its fees through April 2000 in an amount necessary to limit administration fees (included in Other Expenses) to
 .07% of the Fund's net assets.

                                       .

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

             1 Year                                                    3 Years
             ------                                                    -------
             $142                                                       $556

Prior Performance of a Managed Account _________________________________________

The performance information on the following page relates to an account managed by Mr. Edwin Bruere, who currently serves as lead portfolio manager of the Fund. The account has an investment objective, policies, and restrictions substantially similar to that of the Fund. Mr. Bruere has also managed other accounts with similar investment objectives, policies and restrictions as that of the Fund; however, the performance information below reflects the account with the longest performance history.

This account was not subject to certain investment limitations, requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these had been imposed, the account's performance would have been adversely affected. Furthermore, the account belongs to an affiliate of the Advisor and was funded with the affiliate's own money. As a proprietary account, it did not incur any expenses, such as the advisory, administrative, and other fees to which the Fund is subject. If the account had incurred these expenses, its performance would have been lower.

You should not rely on the following performance information as an indication of future performance of the Fund. The performance reflected below does not represent the historical performance of the Fund. The performance information relates to a period of time before the effective date of the Fund's registration with the SEC as an open-end investment company.

The performance information below represents equity-only returns and assumes reinvestment of net income and capital gain distributions. The Fund normally holds a portion of its assets in cash to meet redemptions and make purchases. Unlike the Fund, the account did not hold any cash during the period shown. If it had, the account's performance would have been lower. Since the period shown occurred during a rising market, the absence of cash in the account results in even higher returns. The performance information is calculated using the same methods for valuation of portfolio securities used by the Fund.

                                                     Russell 2000
         Period Ended                                 Small Cap
         May 31, 1998                        Account Value index*
         ---------------------------------   ------- ------------
       Since Inception (January 1, 1997)     44.06%     25.79%
       12 Month (May 31, 1997-May 31, 1998)  48.10%     26.66%
       Year Ended 12/31/97                   52.67%     31.78%

* The Russell 2000 Small Cap Value Index shows total return assuming the reinvestment of dividends but does not reflect the deduction of fees, expenses and taxes. Source: Frank Russell Company. The Russell 2000 Small Cap Value Index is comprised of securities in the Russell 2000 Index with less than average growth orientation. Companies in this Index generally have low price-to-book and price-earnings ratios.

                                       .
REAL ESTATE FUND(US)

_______________________________________________________________________________

Investment Goal     High level of total return, a combination of growth and
                    income

Principal           The Real Estate Fund primarily invests in real estate
Investment          investment trusts, and common stocks and other equity
Strategies          securities of U.S. and foreign companies principally
                    engaged in the real estate industry. The Fund does not invest in real estate directly.

                    In selecting investments for the Fund, the Advisor analyzes long-term trends in property types and geographic regions. The Advisor attempts to identify long term patterns in the real estate industry through a combination top-down (emphasis on markets and sectors) and bottom-up (emphasis on individual industries and companies) approach. In the top-down approach, the Advisor analyzes demographic and economic trends, and reviews the real estate cycle to determine which geographic regions and property types will receive focus. In the bottom-up approach, the Advisor researches individual companies. The Advisor focuses on companies whose management has a stake in the company's performance and that have strong balance sheets and/or consistent earnings, and monitors both internal growth prospects for each company and growth from acquisitions or development.

Principal Risks     In addition to the general risks of investing in any Stock
of Investing in     Fund, this Fund is subject to the risk of concentrating
this Fund           its investments in the real estate industry, which
                    includes the risk that the real estate industry will under perform other industries, as well as the risk that issuers in the real estate industry will be impacted by market conditions, legislative or regulatory changes, or competition. In addition, there are risks associated with the direct ownership of real estate, including the cyclical nature of real estate values, overbuilding and increased competition, increases in property taxes and operating expenses, and increases in interest rates.

                    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                    Investing in foreign countries poses distinct risks, since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investment in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                                       .
Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

 1998
------
-12.35%


                                   Best Quarter
                                   ------------
                                      -0.09%
                                     12/31/98
                                   Worst Quarter
                                   -------------
                                      -8.28%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Russell 2000 Index and Morgan Stanley REIT Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely recognized index of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization. The Morgan Stanley REIT Index is a market capitalization weighted total return index of 93 REITs that exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price.

                           Since Inception
                           ---------------
Real Estate Fund              -12.35%*
Russell 2000 Index             -2.55%*
Morgan Stanley REIT Index     -16.90%*

* Fund inception and index inceptions computed from (12/31/97).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses                        1.42%
-------------------------------------------
Total Annual Fund Operating Expenses  2.42%
-------------------------------------------
Fee Waivers/1/                        -.89%
-------------------------------------------
Net Expenses                          1.53%
-------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April 2000 in amounts necessary to limit advisory and administration fees to .70% and .07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$156                    $669                                 $1,210                                 $2,689

                                       .
BALANCED FUND(US)

_______________________________________________________________________________

Investment Goal     Favorable total rate of return through current income and
                    capital appreciation consistent with preservation of capital

Principal           The Balanced Fund invests in domestic and foreign stocks,
Investment          bonds and cash. The Advisor allocates the Fund's assets
Strategies          broadly among common and preferred stocks, convertible
                    securities, corporate bonds, U.S. government obligations and mortgage-backed securities. Although the Advisor focuses the Fund's fixed income securities on securities rated in one of the four highest ratings categories by a nationally recognized rating agency (commonly called
                    "investment grade"), the Fund may invest in lower rated securities (commonly called "high yield" or "junk" bonds).
                    In allocating the Fund's assets, the Advisor uses a multi-tiered diversification strategy. The Advisor begins by allocating the Fund's assets between stocks and bonds, with at least 25% of its total assets in senior fixed income securities (i.e., a security with a claim on the issuer's assets that would be paid before the issuer's other obligations in the event of bankruptcy). Then, the Advisor allocates assets invested in stocks between U.S.
                    and foreign stocks, further allocating assets invested in U.S. stocks among large and small cap stocks. The Advisor also allocates assets invested in large-cap stocks between growth and value styles. The Advisor believes that this multi-tiered approach allows the Fund to provide investors with added value while reducing the effects of market swings as investment strategies and styles go in and out of favor.

                    There are no restrictions on the average maturity of the Fund's fixed income securities or the maturity of any single fixed income investment. Although the Advisor focuses on bonds with intermediate maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

Principal Risks     The Fund is subject to the risk that its allocation of
of Investing in     assets between stocks and fixed income securities may
this Fund           under perform other allocations.

                    Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

                                       .

                     The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. High yield bonds involve greater risk of default, or price declines than investment-grade securities. The market prices of these securities can change significantly for a number of reasons, such as changes in interest rates, credit quality and stock market activity. In addition, the trading market for these securities is generally less liquid than for higher rated securities.

                     The Fund may invest in mortgage-backed securities (and collateralized mortgage obligations, a type of mortgage-backed security). Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk.

                     The Fund is subject to additional risks, which are discussed in the Statement of Additional Information.

                                       .

Performance Information __________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
-----   -----   -----   -----   ----
-2.11%  21.85%  13.15%  22.10%  9.97%


                                   Best Quarter
                                   -------------
                                      12.94%
                                     12/31/98

                                   Worst Quarter
                                   -------------
                                      -11.86%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000 Index is a widely recognized index of the 3000 largest U.S. companies based on market capitalization. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.

                                   1 Year  3 Years 5 Years Since Inception
                                   ------  ------- ------- ---------------
Balanced Fund                       9.97%   14.96%  12.63%      11.81%*
70% Russell 3000 Index/30% Lehman
Brothers Aggregate Bond Index      19.50%   20.28%  17.76%      16.50%*

* Fund inception (1/4/93). Index inceptions computed from (12/31/92).


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .70%
Other Expenses                         .30%
-------------------------------------------
Total Annual Fund Operating Expenses  1.00%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$102                    $318                                  $552                                  $1,225

                                       .
THE INTERNATIONAL FUNDS ________________________________________________________

Because the International Funds invest in foreign markets, either directly or indirectly, each of these Funds is subject to the market and economic risks in these foreign markets, including year 2000 issues. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Investing in foreign countries poses distinct risks, since events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. Diplomatic, political, or economic developments, including nationalization or appropriation, also could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar and in exchange control regulations may affect (positively or negatively) the value of a Fund's investments and the dividends from those securities. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. Investments in foreign securities denominated in foreign currencies involve additional risks. For example, a Fund may incur substantial costs in connection with conversions between various currencies. The Funds typically do not engage in hedging transactions, and the Advisor may choose not to hedge under certain market or economic conditions. Further, a Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position, particularly with respect to Latin American and Asian markets.

The International Funds, except the Asian Tigers, Latin America Equity and International Fixed Income Funds, have investment goals of high total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The current strategies of the International Funds generally focus on capital appreciation rather than income. As a result, in market conditions that favor funds that focus on income, these Funds may not be able to achieve the same level of total return as other mutual funds. For these Funds, income is typically incidental.

Each International Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
INTERNATIONAL EQUITY FUND(US)

_______________________________________________________________________________


Investment Goal     High level of total return through capital appreciation
                    and current income


Principal           The International Equity Fund primarily invests in common
Investment          stocks and other equity securities of foreign companies.
Strategies          The Fund focuses on developed countries in Europe,
                    Australia and the Far East. The Advisor diversifies the
                    Fund's investments across three or more foreign countries and seeks securities of companies with above average growth potential and/or consistent earnings. In selecting investments for the Fund, the Advisor uses a bottom-up approach to identify attractive industries and companies in various countries. The Advisor adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions. While the Advisor may not necessarily spread the Fund's investments among more than three foreign countries, the Advisor intends to diversify the Fund's investments among various countries in an effort to reduce risks.


Principal Risks     In addition to the general risks of investing in any
of Investing in     International Fund, this Fund is subject to the risks
this Fund           associated with equity investing. Investments in equity
                    securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    On January 1, 1999, various European countries implemented a plan to convert or tie their currencies to a new currency unit, the euro. Although it is not possible to predict the impact of this conversion on the Fund, the ongoing conversion to the euro may change the economic environment and behavior of investors, particularly in European markets. The Advisor may need to modify the Fund's strategy in response to these changes. The ongoing conversion to the euro may adversely affect financial markets worldwide and may cause fluctuations in the value of the U.S. dollar and other major currencies.

                                       .
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995     1996     1997    1998
----    -----    -----    ----    -----
3.32%   14.03%   10.09%   4.56%   25.43%

                                   Best Quarter
                                   -------------
                                      22.35%
                                     12/31/98
                                   Worst Quarter
                                   -------------
                                      -13.75%
                                      9/30/98


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index). An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized index of over 900 securities listed on the stock exchanges in Europe, Australia and the Far East.

                           1 Year  3 Years 5 Years Since Inception
                           ------  ------- ------- ---------------
International Equity Fund  25.43%   13.02%  11.21%      13.61%*
MSCI EAFE Index            20.00%    9.00%   9.19%      12.78%*

* Fund inception (1/4/93). Index inception computed from (12/31/92)

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses                         .31%
-------------------------------------------
Total Annual Fund Operating Expenses  1.31%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $133                   $415                                  $718                                  $1,579

                                       .
TRANSEUROPE FUND(US) (not currently available for purchase)

_______________________________________________________________________________

Investment Goal     High level of total return through capital appreciation
                    and current income


Principal           The TransEurope Fund primarily invests in common stocks
Investment          and other equity securities of companies headquartered or
Strategies          based in European countries. The Fund's investments are
                    diversified among issuers located in various European countries, such as Belgium, Denmark, France, Germany,
                    Italy and Finland. The Fund focuses on developed countries, but may invest in countries with emerging markets, such as Hungary, Poland and Slovakia.

Principal Risks     In addition to the general risks of investing in any
of Investing in     International Fund, this Fund is subject to the risks
this Fund           associated with equity investing. Investments in equity
                    securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    Since the Fund's investments are focused on securities of issuers located in Europe, the Fund is subject to the risk that securities of companies headquartered or based in Europe will under perform the equity markets as a whole, as well as the risk that issuers in Europe will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic, or other developments in Europe. Government regulation and restriction in many European countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments, affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                    On January 1, 1999, various European countries implemented a plan to convert or tie their currencies to a new currency unit, the euro. Although it is not possible to predict the impact of this conversion on the Fund, the ongoing conversion to the euro may change the economic environment and behavior of investors, particularly in European markets. The Advisor may need to modify the Fund's strategy in response to these changes. The conversion to the euro may adversely affect financial markets worldwide and may cause fluctuations in the value of the U.S. dollar and other major currencies.

                                       .

                     The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses*                        .54%
-------------------------------------------
Total Annual Fund Operating Expenses  1.54%
-------------------------------------------

* Since the Fund has not started operations, Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

               1 Year                                                  3 Years
               ------                                                  -------
                $157                                                    $486

                                       .
ASIAN TIGERS FUND (US)

_______________________________________________________________________________


Investment Goal     Capital Appreciation


Principal           The Asian Tigers Fund primarily invests in common stocks
Investment          and other equity securities of companies headquartered or
Strategies          based in Asian countries (other than Japan). The Advisor
                    diversifies the Fund's investments among various Asian countries, such as Hong Kong, Singapore, South Korea,
                    Thailand, Taiwan and Indonesia, some of which have emerging markets. The Fund does not intend to invest in Japan. The Advisor allocates the Fund's investments according to the relative attractiveness of the countries and within those, the relative attractiveness of the stocks. At the same time the Fund is managed in an effort to reduce risk. In selecting investments for the Fund, the Advisor evaluates each company using a combined top-down
                    (emphasis on market and sectors) and bottom-up (emphasis on individual industries and companies) approach. The
                    Advisor tries to identify large capitalization, liquid companies with growth potential.


Principal Risks     In addition to the general risks of investing in any
of Investing in     International Fund, this Fund is subject to the risks
this Fund           associated with equity investing. Investments in equity
                    securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    Since the Fund's investments are focused on securities of issuers located in Asia, the Fund is subject to the risk that securities of companies headquartered or based in Asia will under perform the equity markets as a whole, as well as the risk that issuers in Asia will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Asia. Government regulation and restrictions in many Asian countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                                       .

                     The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing (e.g., South Korea, Thailand). With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                                       .


Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1995     1996      1997      1998
-----    -----    ------    ------
11.61%   14.55%   -35.98%   -11.37%

                                   Best Quarter
                                   -------------
                                      26.85%
                                     12/31/98

                                   Worst Quarter
                                   -------------
                                      -28.21%
                                      6/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International
(MSCI) All Asia Free ex-Japan Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI All Asia Free ex-Japan Index is a widely recognized index that tracks seven Pacific Basin countries, excluding Japan, and represents only those securities that are available for investment by international investors.

                                   1 Year  3 Years Since Inception
                                   ------- ------- ---------------
Asian Tigers Fund                  -11.37% -13.37%      -7.19%*
MSCI All Asia Free ex-Japan Index   -7.79% -15.39%     -12.15%*

* Fund inception (1/3/94). Index inception computed from (12/31/93).


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses                         .59%
-------------------------------------------
Total Annual Fund Operating Expenses  1.59%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $162                   $502                                  $866                                  $1,889

                                       .
LATIN AMERICA EQUITY FUND (US)

________________________________________________________________________________

Investment Goal      Long-term capital appreciation

Principal            The Latin America Equity Fund primarily invests in common
Investment           stocks and other equity securities of companies
Strategies           headquartered or based in Latin American countries. The
                     Advisor diversifies the Fund's investments among various
                     Latin American countries, such as Argentina, Brazil,
                     Chile, Colombia, Mexico, Peru and Venezuela. In selecting investments for the Fund, the Advisor seeks to benefit from economic and other developments in Latin America.
                     The Advisor tries to identify companies with long-term growth prospects whose securities are trading at reasonable prices. The Advisor considers a company's competitive advantages and its ability to sustain earnings growth in comparison to its peers. The Advisor selects the Fund's investments using a combination of top-down (emphasis on market and sectors) and bottom-up
                     (emphasis on individual industries and companies) approaches, with an emphasis on the latter. In an effort to reduce risk, the Advisor diversifies the Fund's investments among economic sectors.

Principal Risks      In addition to the general risks of investing in any
of Investing in      International Fund, this Fund is subject to the risks
this Fund            associated with equity investing. Investments in equity
                     securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                     Since the Fund's investments are focused on securities of issuers located in Latin America, the Fund is subject to the risk that Latin American securities will under perform the equity markets as a whole, as well as the risk that issuers in Latin America will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Latin America. Government regulation and restrictions in many Latin American countries may limit the amount and extent of the Fund's investments in those countries. Regional economies are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                                       .

                    The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing (e.g., Peru, Venezuela). With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                                       .

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1997      1998
-----    ------
35.00%   -36.33%

                                   Best Quarter
                                   -------------
                                      22.73%
                                      6/30/97
                                   Worst Quarter
                                   -------------
                                      -32.83%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International
(MSCI) Emerging Markets Latin America Free Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI Emerging Markets Latin America Free Index is a widely recognized index of stocks from Latin American countries.

                                                1 Year  Since Inception
                                                ------- ---------------
Latin America Equity Fund                       -36.33%     -4.82%*
MSCI Emerging Markets Latin America Free Index  -35.11%     -4.63%*

* Fund inception (7/1/96). Index inception computed from (6/30/96).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses                         .91%
-------------------------------------------
Total Annual Fund Operating Expenses  1.91%

-----------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $194                   $600                                 $1,032                                 $2,233

                                       .
INTERNATIONAL FIXED INCOME FUND (US)

_______________________________________________________________________________

Investment Goal     High level of total return, relative to funds with like
                    investment goals, measured in U.S. dollar terms, from income and capital appreciation

Principal           The International Fixed Income Fund primarily invests in
Investment          debt securities of foreign companies and debt securities
Strategies          issued by foreign governments (commonly called sovereign
                    debt). In selecting investments for the Fund, the Advisor manages currency, interest rates, yield curve and credit exposure in an effort to maximize returns. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor generally focuses on investment grade bonds with intermediate maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

Principal Risks     In addition to the general risks of investing in any
of Investing in     International Fund, this Fund is subject to the risks of
this Fund           investing in corporate debt and other fixed income
                    securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa.
                    Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The volatility of lower rated securities is even greater since the prospects for repayment of principal and interest are more speculative.

                    Investing in sovereign debt involves a high degree of risk, since the government that controls the repayment of the debt may not be willing or able to repay principal or interest when it is due. This may happen as a result of political constraints, cash flow problems and other national economic factors. As a result, government may default on their debt obligations, which may require the Fund to participate in debt rescheduling or other proceedings.

                    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                    Although the International Funds typically do not engage in hedging activities, this Fund may do so occasionally.

                                       .

Performance Information _______________________________________________________
The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.
The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
-----   -----   ----    -----   ----
-1.47%  20.99%  2.82%   -5.86%  15.15%

                                   Best Quarter
                                   -------------
                                      12.05%
                                      3/31/95

                                   Worst Quarter
                                   -------------
                                      -5.96%
                                      3/31/97

[Bar Chart appears here]

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the J.P. Morgan Global Non-U.S. Government Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The J.P. Morgan Global Non-U.S. Government Bond Index is a widely recognized index of bonds issued by governments other than the U.S.

                                        1 Year 3 Years 5 Years Since Inception
                                        ------ ------- ------- ---------------
International Fixed Income Fund         15.15%  3.68%   5.85%       7.42%*
J.P. Morgan Global Non-U.S. Government
Bond Index                              18.28%  6.21%   8.77%       9.61%*

* Fund inception (2/7/93). Index inception computed from (1/31/93).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .80%
Other Expenses                         .76%
-------------------------------------------
Total Annual Fund Operating Expenses  1.56%
-------------------------------------------
Fee Waiver/1/                         -.05%
-------------------------------------------
Net Expenses                          1.51%
-------------------------------------------

/1/The Administrator has agreed to waive its fees through April 2000 in an amount necessary to limit administration fees (included in Other Expenses) to
 .10% of the Fund's net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $154                   $488                                  $845                                  $1,852

                                       .
THE BOND FUNDS ________________________________________________________________

The Bond Funds are subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness and even year 2000 readiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Lower rated securities are also volatile, since the prospects for repayment of principal and interest are more speculative.

Each Bond Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
FIXED INCOME FUND (US)

________________________________________________________________________________

Investment Goal      High level of total return, relative to funds with like
                     investment goals, from income, and to a lesser degree, capital appreciation

Principal            The Fixed Income Fund primarily invests in debt
Investment           securities, such as corporate bonds and U.S. Treasury and
Strategies           government agency obligations, mortgage-backed securities
                     and asset-backed securities. In selecting investments for the Fund, the Advisor seeks securities that show improving fundamentals not yet reflected in their price.
                     The Advisor broadly emphasizes all fixed income securities, including mortgage-backed, corporate and U.S.
                     government securities, in an effort to reduce risk. The
                     Advisor actively manages four key components of portfolio risk:
                        . Duration (the sensitivity of a bond's price to
                           changes in interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.
                        . Yield curve (the range of yields offered from short
                           term securities to long-term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.
                        . Sector allocation (the percentage of assets in
                           corporate bonds, governments, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.
                        . Security selection is based on a fundamental
                           understanding of each holding including credit analysis, market value and price volatility.

                     There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor generally focuses on investment grade securities with intermediate to long maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors. In addition, the Fund may invest in fixed income securities rated below investment grade (commonly called "high yield" or "junk" bonds).

Principal Risks      In addition to the general risks of investing in any Bond
of Investing in      Fund, this Fund is subject to the risks of investing in
this Fund            U.S. government and mortgage-backed securities. Although
                     investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
                     government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. High yield bonds involve greater risk of default or price declines than investment-grade securities. The market prices of these securities can change significantly for a number of reasons, such as changes in interest rates, credit quality and stock market activity. In addition, the trading market for these securities is generally less liquid than for higher rated securities.

                                       .

                    Mortgage backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk.

                    Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities the Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

                                       .

Performance Information __________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
-----   -----   ----    ----    ----
-3.82%  17.75%  3.42%   9.22%   7.13%

                                   Best Quarter
                                   -------------
                                       5.93%
                                      6/30/95

                                   Worst Quarter
                                   -------------
                                      -2.89%
                                      3/31/94


[Bar Chart appears here]

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Fixed Income Fund                     7.13%   6.56%   6.50%      7.06%*
Lehman Brothers Aggregate Bond Index  8.69%   7.29%   7.27%      7.68%*

* Fund inception (1/4/93). Index inception computed from (12/31/92).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .60%
Other Expenses                         .23%
-------------------------------------------
Total Annual Fund Operating Expenses   .83%
-------------------------------------------
Fee Waivers/1/                        -.15%
-------------------------------------------
Net Expenses                           .68%
-------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April 2000 in amounts necessary to limit advisory and administration fees to .50% and .10%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $69                    $250                                  $446                                  $1,011

                                       .
INTERMEDIATE GOVERNMENT FIXED INCOME FUND (US)

_______________________________________________________________________________

Investment Goal     High level of total return, relative to funds with like
                    investment goals, consistent with preservation of capital, from income and, to a lesser degree, capital appreciation

Principal           The Fund invests substantially all of its assets in U.S.
Investment          government obligations, including U.S. Treasury
Strategies          obligations, U.S. government agency securities and
                    mortgage-backed securities issued by such agencies. The
                    Advisor anticipates that, under normal circumstances, the Fund's dollar-weighted average maturity will range from three to ten years.

                    In selecting investments for the Fund, the Advisor actively manages four key components of portfolio risk:

                       . Duration (the sensitivity of a bond to changes in
                          interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                       . Yield curve (the range of yields offered from short
                          term securities to long-term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.

                       . Sector allocation (the percentage of assets in
                          Treasuries, mortgage-backed securities, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                       . Security selection is based on a fundamental
                          understanding of each holding including market value and price volatility.

Principal Risks     In addition to the general risks of investing in any Bond
of Investing in     Fund, this Fund is subject to the risks of investing in
this Fund           U.S. government and mortgage-backed securities issued by
                    such agencies. Although investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others have an implied backing, plus the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

                    Mortgage backed securities (including collateralized mortgage obligations, a type of mortgage-backed security) are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk. The Advisor actively manages this risk.

                    Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher brokerage transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities, the Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

                                       .

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
-----   -----   ----    ----    ----
-2.78%  13.86%  3.51%   7.93%   8.16%


                                   Best Quarter
                                   -------------
                                       4.87%
                                      9/30/98

                                   Worst Quarter
                                   -------------
                                      -2.42%
                                      3/31/94

                                    [GRAPH]

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Intermediate Government Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.

                                         1 Year 3 Years 5 Years Since Inception
                                         ------ ------- ------- ---------------
Intermediate Government Fixed Income
Fund                                     8.16%   6.51%   5.99%      6.00%*
Lehman Brothers Intermediate Government
Bond Index                               8.49%   6.73%   6.45%      6.74%*

* Fund inception (1/4/93). Index inception computed from (12/31/92).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .60%
Other Expenses                         .39%
-------------------------------------------
Total Annual Fund Operating Expenses   .99%
-------------------------------------------
Fee Waivers/1/                        -.15%
-------------------------------------------
Net Expenses                           .84%
-------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April 2000 in amounts necessary to limit advisory and administration fees to .50% and .10%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $86                    $300                                  $532                                  $1,199

                                       .
TAX-EXEMPT FIXED INCOME FUND (US)
-------------------------------------------------------------------------------

Investment Goal     High level of total return, relative to funds with like
                    investment goals, from income, consistent with preservation of capital

Principal           The Tax-Exempt Fixed Income Fund primarily invests in debt
Investment          securities and invests at least 80% of its net assets in
Strategies          securities that pay income exempt from Federal income and
                    alternative minimum taxes. The issuers of these securities may be located in any U.S. state, territory or possession.
                    The Advisor varies the Fund's concentration of investments among regions based on its analysis of market conditions and seeks to take advantage of economic developments. In selecting investments for the Fund, the Advisor focuses on securities of municipal issuers with improving credit, while limiting risk as much as possible.

                    There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor focuses on investment grade securities with intermediate to longer-term securities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

                    The Advisor actively manages four key components of portfolio risk:

                       . Duration (the sensitivity of a bond to changes in
                          interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                       . Yield curve (the range of yields offered from short
                          term securities to long-term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.

                       . Sector allocation (the percentage of assets in
                          securities issued to fund housing projects, airports or hospitals for example) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                       . Security selection is based on a fundamental
                          understanding of each holding including credit analysis, market value and price volatility.

Principal Risks     In addition to the general risks of investing in any Bond
of Investing in     Fund, this Fund is subject to the risks of investing in
this Fund           municipal securities. There may be economic or political
                    changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating or year 2000 difficulties of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

                                       .
Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
-----   -----   ----    ----    ----
-4.93%  15.67%  2.96%   9.36%   5.79%

                                   Best Quarter
                                   -------------
                                       5.94%
                                      3/31/95

                                   Worst Quarter
                                   -------------
                                      -5.34%
                                      3/31/94


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Municipal Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely recognized index of municipal bonds with maturities of at least one year.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Tax-Exempt Fixed Income Fund          5.79%   6.00%   5.55%       6.05%*
Lehman Brothers Municipal Bond Index  6.48%   6.69%   6.23%       7.21%*

*Fund inception (1/4/93). Index inception computed from (12/31/92).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .60%
Other Expenses                         .42%
-------------------------------------------
Total Annual Fund Operating Expenses  1.02%
-------------------------------------------
Fee Waivers/1/                        -.15%
-------------------------------------------
Net Expenses                           .87%
-------------------------------------------

/1/The Advisor and the Administrator have agreed to waive their fees through April 2000 in amounts to limit advisory and administration fees to .50% and
 .10%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5%. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $89                    $310                                  $549                                  $1,234

                                       .
LIMITED VOLATILITY FIXED INCOME FUND (US) (not currently available for purchase)

_______________________________________________________________________________


Investment Goal     High level of current income, consistent with relative
                    stability of principal


Principal           The Limited Volatility Fixed Income Fund primarily invests
Investment          in a diversified portfolio of investment grade corporate
Strategies          bonds, U.S. government agency securities, municipal
                    securities and sovereign debt securities. Under normal circumstances, the Fund's dollar-weighted average maturity will be less than six years.


Principal Risks     In addition to the general risks of investing in any Bond
of Investing in     Fund, this Fund is subject to the risks of investing in
this Fund           municipal securities, foreign securities and sovereign
                    debt.

                    There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supples of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

                    Investing in foreign countries poses distinct risks, since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                    Investing in sovereign debt involves a high degree of risk, since the government that controls the repayment of the debt may not be willing or able to repay principal or interest when it is due. This may happen as a result of political constraints, cash flow problems and other national economic factors. As a result, government may default on their debt obligations, which may require the Fund to participate in debt rescheduling or other proceedings.

                                       .

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .60%
Other Expenses/1/                      .24%
-------------------------------------------
Total Annual Fund Operating Expenses   .84%
-------------------------------------------
Fee Waiver/2/                         -.10%
-------------------------------------------
Net Expenses                           .74%
-------------------------------------------

/1/Since the Fund has not started operating, Other Expenses are based on estimated amounts for the current fiscal year.
/2/ The Advisor has agreed to waive its fees through April 2000 in an amount necessary to limit advisory fees to .50% of the Fund's net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

               1 Year                                                  3 Years
               ------                                                  -------
                $76                                                     $258

                                       .
THE MONEY MARKET FUNDS ________________________________________________________

   Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These generally include CDs, bankers' acceptances, U.S. Treasury securities, some municipal securities, commercial paper, and repurchase agreements involving these instruments. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

   Each Money Market Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
TREASURY MONEY MARKET FUND (US)

________________________________________________________________________________

Investment Goal      To preserve principal value and maintain a high degree of
                     liquidity while providing current income

Principal            The Treasury Money Market Fund invests substantially all
Investment           of its assets in high-quality U.S. Treasury money market
Strategies           instruments, repurchase agreements involving these
                     obligations, and shares of money market funds that invest in U.S. Treasury obligations. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,
                        . market conditions, and
                        . liquidity needs.

                     The Advisor adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).

Principal Risks      An investment in the Fund is subject to the risk that the
of Investing in      Fund's yield will decline due to falling interest rates.
This Fund            A Fund share is not a bank deposit and is not insured or
                     guaranteed by the FDIC or any government agency. In addition, although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                       .

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
----    ----    ----    ----    ----
3.58%   5.28%   4.80%   4.97%   4.90%


                                   Best Quarter
                                   -------------
                                       1.34%
                                      6/30/95
                                   Worst Quarter
                                   -------------
                                       .65%
                                      3/31/94

                   [BAR CHART FOR CALENDAR YEARS 1994-1998]
This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC U.S. Treasury Average. An average measures the share prices of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The IBC U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                            1 Year 3 Years 5 Years Since Inception
                            ------ ------- ------- ---------------
Treasury Money Market Fund  4.90%   4.89%   4.71%       4.35%*
IBC U.S. Treasury Average   4.65%   4.73%   4.60%       4.27%*

*Fund inception (1/4/93). Average inception computed from (12/31/92).

To obtain the Fund's current yield, please call 1-800-443-4725.

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .35%
Other Expenses                         .21%
-------------------------------------------
Total Annual Fund Operating Expenses   .56%
-------------------------------------------
Fee Waivers/1/                        -.23%
-------------------------------------------
Net Expenses                           .33%
-------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April 2000 in amounts necessary to limit advisory and administration fees to .20% and .07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $34                    $156                                  $290                                   $679

                                       .
GOVERNMENT MONEY MARKET FUND (US)

________________________________________________________________________________

Investment Goal      To provide as high a level of current income as is
                     consistent with the preservation of capital and liquidity

Principal            The Government Money Market Fund invests 100% of its
Investment           assets in U.S. government money market instruments, such
Strategies           as U.S. Treasury obligations and U.S. government agency
                     securities, and repurchase agreements involving these instruments. The Advisor structures the Fund's portfolio based on its outlook on:
                        . interest rates,
                        . market conditions, and
                        . liquidity needs.
                     The Advisor monitors the Fund's investments and adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).

Principal Risks      An investment in the Fund is subject to the risk that the
of Investing in      Fund's yield will decline due to falling interest rates.
This Fund            A Fund share is not a bank deposit and is not insured or
                     guaranteed by the FDIC or any government agency. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                       .

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
----    ----    ----    ----    ----
3.89%   5.59%   5.08%   5.33%   5.24%

                                   Best Quarter
                                   -------------
                                       1.40%
                                      6/30/95
                                   Worst Quarter
                                   -------------
                                       .74%
                                      3/31/94

[BAR CHART FOR CALENDAR YEARS 1994-1998]
This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Government Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                              1 Year 3 Years 5 Years Since Inception
                              ------ ------- ------- ---------------
Government Money Market Fund  5.24%   5.22%   5.03%       4.69%*
IBC Total Government Average  4.97%   4.97%   4.81%       4.45%*

*Fund inception (1/4/93). Average inception computed from (12/31/92). To obtain the Fund's current yield, please call 1-800-443-4725.

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .20%
Other Expenses                         .19%
-------------------------------------------
Total Annual Fund Operating Expenses   .39%
-------------------------------------------
Fee Waiver/1/                         -.08%
-------------------------------------------
Net Expenses                           .31%
-------------------------------------------

/1/The Administrator has agreed to waive its fees through April 2000 in an amount necessary to limit administration fees (included in Other Expenses) to
 .07% of the Fund's net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $32                    $117                                  $211                                   $485

                                       .
MONEY MARKET FUND (US)

________________________________________________________________________________

Investment Goal      To provide as high a level of current income as is
                     consistent with the preservation of capital and liquidity

Principal            The Money Market Fund invests substantially all of its
Investment           assets in high quality money market instruments issued by
Strategies           corporations, banks and the U.S. government or its
                     agencies or instrumentalities, as well as repurchase agreements involving these instruments. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,
                        . market conditions, and
                        . liquidity needs.

                     The Advisor monitors the Fund's investments for credit quality changes and may adjust the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).

Principal Risks      An investment in the Fund is subject to the risk that the
of Investing in      Fund's yield will decline due to falling interest rates.
This Fund            A Fund share is not a bank deposit and is not insured or
                     guaranteed by the FDIC or any government agency. In addition, the Fund is subject to the risk that an issuer will be unable to make timely payments of principal or interest. Changes in the credit ratings of issuers could affect the Fund's share price. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                       .


Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
----    ----    ----    ----    ----
3.89%   5.69%   5.08%   5.33%   5.24%

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

                                   Best Quarter
                                   -------------
                                      1.42%
                                      6/30/95

                                   Worst Quarter
                                   -------------
                                       .76%
                                      3/31/94

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Taxable Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.
                   [BAR CHART FOR CALENDAR YEARS 1994-1998]

                           1 Year 3 Years 5 Years Since Inception
                           ------ ------- ------- ---------------
Money Market Fund          5.33%   5.29%   5.10%       4.75%*
IBC Total Taxable Average  5.04%   5.04%   4.87%       4.50%*

*Fund inception (1/4/93). Average inception computed from (12/31/92).

To obtain the Fund's current yield, please call 1-800-443-4725.


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .35%
Other Expenses                         .18%
-------------------------------------------
Total Annual Fund Operating Expenses   .53%
-------------------------------------------
Fee Waivers/1/                        -.23%
-------------------------------------------
Net Expenses                           .30%
-------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April 2000 in amounts necessary to limit advisory and administration fees to .20% and .07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return.The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $31                    $147                                  $273                                   $643

                                       .
TAX-EXEMPT MONEY MARKET FUND (US)

________________________________________________________________________________

Investment Goal      To preserve principal value and maintain a high degree of
                     liquidity while providing current income exempt from Federal income tax and not included as a preference item under the Federal alternative minimum tax

Principal            The Tax-Exempt Money Market Fund invests substantially
Investment           all of its assets in high quality money market
Strategies           instruments issued by municipalities and other issuers.
                     Under normal circumstances, the Fund invests at least 80% of its net assets in securities that pay income exempt from Federal income and alternative minimum taxes. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. The
                     Advisor emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,
                        . market conditions, and
                        . liquidity needs.

                     The Advisor monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).

Principal Risks      An investment in the Fund is subject to the risk that the
of Investing in      Fund's yield will decline due to falling interest rates.
This Fund            In addition, since the Fund may purchase securities
                     supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                       .


Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

1994    1995    1996    1997    1998
----    ----    ----    ----    ----
2.50%   3.49%   3.14%   3.36%   3.21%

                                   Best Quarter
                                   -------------
                                       .91%
                                      6/30/95
                                   Worst Quarter
                                   -------------
                                       .50%
                                      3/31/94

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Tax-Free Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Tax-Free Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                              1 Year 3 Years 5 Years Since Inception
                              ------ ------- ------- ---------------
Tax-Exempt Money Market Fund  3.21%   3.24%   3.14%       2.95%*
IBC Total Tax-Free Average    2.94%   3.03%   2.96%       2.79%*

*Fund inception (1/4/93). Average inception computed from (12/31/92).

To obtain the Fund's current yield, please call 1-800-443-4725.


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .35%
Other Expenses                         .20%
-------------------------------------------
Total Annual Fund Operating Expenses   .55%
-------------------------------------------
Fee Waivers/1/                        -.23%
-------------------------------------------
Net Expenses                           .32%
-------------------------------------------


/1/The Advisor and Administrator have agreed to waive their fees through April 2000 in amounts necessary to limit advisory and administration fees to .20% and .07%, respectively, of the Fund's net assets. Administration fees are included in Other Exepnses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $33                    $153                                  $284                                   $667

                                       .
More Information About Risk ____________________________________________________
This section gives you more information about the risks of investing in the Funds. The Funds may invest in other securities, use other strategies and engage in other investment practices than those described in this Prospectus. These are discussed in detail in the Statement of Additional Information.

                  Type of Risk                         Funds Subject to Risk


Early Closing Risk--Unanticipated early             All Funds
closings of markets or exchanges may result in a Fund being unable to sell or buy securities on that day. If an exchange or market closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses

Convertible Securities--Convertible securities      Stock Funds Balanced Fund
have characteristics of both fixed income and       International Funds Bond
equity securities. The value of the convertible     Funds
security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.

Fixed Income Risk--In addition to the general       Balanced Fund
risks of investing in bonds and other fixed         International Fixed Income
income securities, different types of fixed         Fund Bond Funds
income securities may be subject to the
following additional risks:

  Call Risk--During periods of falling
  interest rates, debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.

  Credit Risk--The possibility that an issuer will be unable to make timely payments of either principal or interest.

  Since a Fund may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund's share price.

  Event Risk--Securities may suffer
  substantial declines in credit quality and market value due to corporate or governmental restructurings. While this risk may be high for certain securities held by a Fund, the overall risk should be reduced because of the Fund's multiple holdings.

                                       .

                  Type of Risk

                                                       Funds Subject to Risk

Hedging Risk--Hedging is a strategy designed to     Stock Funds Balanced Fund
offset investment risks. Hedging activities         International Funds Bond
include, among other things, the use of             Funds
forwards, options and futures. The Funds typically do not engage in hedging transactions. Further, the Advisor may choose not to hedge under certain market or economic conditions.

There are risks associated with hedging
activities, including:

  . The success of a hedging strategy depends on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates;

  . There may be an imperfect or no
    correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures;

  . There may not be a liquid secondary
    market for a futures contract or option;

  . Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in certain markets, including Latin
    American, Asian and emerging markets
    generally. This may limit a Fund's
    ability to effectively hedge its
    investments in those markets.


  Futures--The Funds may, but typically do          Stock Funds Balanced Fund
  not, use futures contracts and related            International Funds Bond
  options for bona fide hedging purposes to         Funds
  offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a certain market position, and for certain other tax-related purposes. Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

                                       .
                 Type of Risk                        Funds Subject to Risk


  Options--The buyer of an option acquires        Stock Funds Balanced Fund
  the right to buy (a call option) or sell        International Funds Bond
  (a put option) a certain quantity of a          Funds
  security (the underlying security) or
  instrument at a certain price up to a
  specified point in time. The seller or
  writer of an option is obligated to sell
  (a call option) or buy (a put option) the underlying security. When writing
  (selling) call options on securities, the Funds may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security.
  Alternatively, the Funds may cover its
  position by maintaining in a segregated
  account cash or liquid securities equal
  in value to the exercise price of the
  call option written by the Funds.

  Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. The aggregate value of option positions may not exceed 10% of a Fund's net assets at the time the Fund enters into an option contract.



Year 2000 Risk--The Funds depend on the           All Funds
smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and are seeking assurances from their service providers that they are devoting significant resources to prevent material adverse consequences to the Funds.
While it is likely that such assurances will be obtained, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year
2000 computer difficulties experienced by
U.S. and foreign issuers of portfolio
securities, particularly governmental
issuers, or third parties, such as
custodians, banks, broker-dealers or others with which the Funds do business.
Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year
2000 may add to the possibility of losses of the Funds and shareholders.

                                       .

                  Type of Risk

                                                       Funds Subject to Risk

Temporary Defensive Investing--The investments      All Funds
and strategies described throughout the
prospectus are those the Advisor uses under normal market conditions. When the Advisor determines that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments, hold U.S. dollars and foreign currencies, including multinational currency units (such as the euro) or shorten its average weighted maturity. This may occur, for example, if securities markets or issuers experience difficulties with the year 2000 transition. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

 ..............................................

  How Do I Obtain an Application?

  Account Applica-
  tion forms can be
  obtained by call-
  ing 1-800-443-4725

 ..............................................
                                       .
 ................................
 ................................
How to Purchase, Exchange and Sell Your Shares ________________________________

Purchasing Common Shares

How To Purchase     You may purchase Common Shares of the Funds by mail,
Common Shares       telephone or wire directly from us. You also may purchase
                    Common Shares through a variety of channels, including
                    wrap programs, retirement plans, discount brokerage
                    programs, and through various brokerage firms and
                    financial institutions that are authorized to sell Common
                    Shares (intermediaries). Common Shares are offered
                    continuously and without a sales charge. (See Doing
                    Business Through An Intermediary)
                       To buy shares directly from us, please call 1-800-443-
                    4725 to obtain an Account Application. You should make
                    your check or money order payable in U.S. dollars to ABN
                    AMRO Funds and include the name of the appropriate Fund(s)
                    on your check.
                       We cannot accept third party checks, credit cards,
                    credit card checks or cash. Please note that if you
                    purchase shares with a check and then sell these shares
                    within a short period of time, we may delay payment to you until your check clears (which may take up to 15 Business
                    Days). If your check does not clear, your purchase will be canceled and you could be liable for any costs incurred.
By Mail             You can mail your Account Application and check or money
                    order to:
                    ABN AMRO Funds
                    P.O. Box 60549
                    King of Prussia, Pennsylvania 19406-0549
By Telephone        If we have already received your Account Application, you
                    may purchase shares over the telephone by calling us at 1-
                    800-443-4725. We will complete your purchase order when we receive your payment.
By Wire             Before you wire funds, you must call us at 1-800-443-4725
                    to obtain an Account Application. After you have sent us your account application and established an account, you may purchase shares by wire as long as you:
                         . first, call us at 1-800-443-4725
                         . second, include your name, account number, taxpayer
                           identification number or Social Security number, address and the Fund(s) you wish to purchase in the wire instructions
                         . and third, wire Federal Funds to:
                             BSDT of Boston Massachusetts
                             ABN #01-10-01234
                             Account Number 14272
                             Further credit [Fund Name]
                    You can make additional investments by wire at any time using the above procedure.
                       Fund shares cannot be purchased by wire on Federal
                    holidays that restrict wire transfers.
                       You may purchase a Fund's shares on any business day,
                    excluding major holidays ("Business Day"). Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
                    Memorial Day, Independence Day, Labor Day, Columbus Day,
                    Veterans Day, Thanksgiving Day, and Christmas Day.

                                       .
                    The price per share (the offering price) will be the net asset value (NAV) per share next determined after we receive your purchase order and payment. We calculate each Fund's NAV once each Business Day. For the Non-Money Market Funds, we calculate NAV as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for these Funds, to receive the current Business Day's NAV, generally we must receive your purchase order in good order from your financial institution before 4:00 p.m., Eastern time.
                       For the Money Market Funds, we must receive your
                    purchase order in good order and payment before 1:00 p.m., Eastern time for you to receive the current Business Day's NAV and that day's dividend. You may not purchase shares of a Money Market Fund by Federal Reserve wire on days the Federal Reserve is closed. Purchase requests for the Money Market Funds submitted to the Transfer Agent before 5:00 p.m., Eastern time, by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time, and will be entitled to receive the dividend declared, on that same Business Day.
                       If we receive your order and payment after the above
                    cut-off times, your purchase order will be effective the next Business Day and your purchase price per share will be the NAV calculated on the next Business Day.
                       In calculating NAV for the Non-Money Market Funds, we
                    generally value a Fund's portfolio at market price. In calculating NAV for the Money Market Funds, we generally value a Fund's portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are unavailable, or we think that the market prices or the amortized cost valuation method are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that trade on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of a Fund's shares may change on days when you cannot purchase or sell Fund shares. Although we cannot assure this, we expect the NAV for the Money Market Funds to remain constant at $1.00 per share.

                       Buy, Exchange and Sell Requests are in "Good Order" when
                           . The account number and Fund name are shown
                           . The amount of the transaction is specified in
                             dollars or shares
                           . Signatures of all owners appear exactly as they
                             are registered on the account
                           . Any required signature guarantees (if
                             applicable) are included
                           . Other supporting legal documents (as necessary)
                             are present

                       To purchase Common Shares of any Fund for the first
                    time, you must invest at least $2,000 in any Fund. To purchase additional shares of any Fund, you must invest at least $100. However, we may waive the investment minimums at any time at our discretion.

 ....................................................

 How Does
 an
 Exchange
 Take
 Place?

 When you exchange
 your shares, you
 authorize the sale
 of your shares in
 one Fund to pur-
 chase shares of an-
 other Fund. In
 other words, you
 are requesting a
 sale and then a
 purchase. This sale
 of your shares may
 be a taxable event
 for you.

 ....................................................
                                       .
 ................................................................................
 ................................................................................
                       If you have arranged to purchase shares through the
                    Automatic Investment Plan (see below), then you must
                    invest at least $50.
                       You may purchase Common Shares by direct deposit or
                    Automated Clearing House transactions.
                       The Advisor and Distributor reserve the right to refuse
                    any order for the purchase of shares.
Automatic           With the Automatic Investment Plan ("AIP"), you may
Investment Plan     purchase additional shares automatically through regular
                    deductions from your checking account. After you have established an account with us, you may begin regularly scheduled investments of at least $50 per month. Please contact us at 1-800-443-4725 for more information.

Exchanging Common Shares _______________________________________________________
How To Exchange     You may exchange Common
Your Shares         Shares of any
                    Fund for Common Shares of any
                    other Fund on any Business
                    Day. You can request an
                    exchange by mail, or by
                    telephone if you elected the
                    telephone exchange option on
                    your Account Application. You
                    will receive the current
                    Business Day's NAV if we
                    receive your exchange request
                    in good order before NAV is
                    calculated for the Non-Money
                    Market Funds and by 1:00
                    p.m., Eastern time
                    for the Money Market Funds. If your request is for more than $5,000, we may require a written exchange request with a signature guarantee from an eligible guarantor (a notarized signature is not sufficient). The
                    Funds may change or cancel the exchange privilege at any time upon 60 days' notice. Exchange requests for the Money
                    Market Funds submitted to the Transfer Agent before 5:00 p.m., Eastern time, on behalf of accounts for which ABN
                    AMRO North America, Inc,. or any of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same
                    Business Day.

Exchanges By        In the case of market timing or allocation services
Timing Accounts     ("Timing Accounts"), the Distributor will deduct an
                    administrative service fee of $5.00 per exchange. Timing
                    Accounts generally include accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators.
                       The Funds reserve the right to temporarily or
                    permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of a Fund within two weeks of an earlier exchange request out of the Fund;
                    (ii) makes more than two exchanges out of a Fund per calendar quarters; or (iii) exchanges Shares equal in value to at least $5 million, or more than 1% of a Fund's net assets. Accounts under common ownership or control including accounts administered so as to redeem to purchase Shares based upon certain predetermined market indicators will be aggregated for purposes of the exchange limits.
                       In addition, the Funds reserve the right to refuse the
                    purchase and/or exchange requests by any Timing Account, person, or groups if, in the Advisor's judgment a Fund

 .................................................

 What is a Signature Guarantee?

 A signature guar-
 antee verifies
 the authenticity
 of your signature
 and may be ob-
 tained from
 banks, broker-
 dealers, certain
 credit unions,
 clearing agencies
 or savings asso-
 ciations. A
 notary public
 cannot provide a
 signature guaran-
 tee.

 .................................................
                                       .
 .................................................
 .................................................
                    would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. A shareholder's exchange into a Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, in particular, a pattern of exchanges that coincides with a market timing strategy may be disruptive to the Fund and therefore may be refused.
                       The Advisor and the Distributor reserve the right to
                    refuse any order for the purchase of shares.

Selling Common Shares __________________________________________________________
How To Sell Your    You may sell (redeem) your
Shares              shares on any
                    Business Day by mail or
                    telephone. If your redemption
                    request is for more than
                    $5,000, or if you are
                    requesting that the proceeds
                    from your redemption be sent
                    to an address or an account
                    that is different from what we
                    have on our records, then we
                    may require a written
                    redemption request with a
                    signature guarantee from an
                    eligible guarantor (a
                    notarized signature is not
                    sufficient).
                       You will receive the current Business Day's
                    NAV if we receive your redemption request in good order before NAV is calculated for the Non-Money Market Funds and by 1:00 p.m., Eastern time for the Money Market Funds.
                    Redemption requests for the Money Market Funds submitted to the Transfer Agent before 5:00 p.m., Eastern Time, by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same Business Day.

Receiving Your      Normally, we will send your redemption proceeds within
Money               seven Business Days after we
                    receive your request. Your proceeds can be mailed to you or mailed or wired to your bank account. To request a wire transfer, please contact your bank or financial intermediary. You will be charged a $10.00 fee by the Fund for each wire transfer. If you recently purchased your shares by check or through an AIP, then your proceeds may not be available until your check has cleared (which may take up to 15 days).
                       We intend to pay your redemption proceeds in cash.
                    However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund), we may pay all or part of your redemption proceeds in portfolio securities that have a market value equal to the redemption price. Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any gain from the sale.

Systematic          Under the Systematic Withdrawal Plan ("SWP"), you may
Withdrawal Plan     arrange monthly, quarterly,
                    semi-annual, or annual automatic withdrawals of $50 or more from any Fund. The proceeds can be mailed to you or wired to your bank account. You may use the SWP if you automatically reinvest your dividends (see dividends and distributions below) and your account has a current value of $5,000 or more.

                                       .

Involuntary          If your account balance drops below $2,000 (the required
Redemptions          minimum initial purchase
                     amount) due to redemptions, including redemptions through the SWP, you may be required to redeem your remaining shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid involuntary redemption.

More Information About Share Transactions ______________________________________

Checkwriting         You may elect the Money Market Funds' checkwriting
Service For Money    services which allow you to write
Market Fund          checks in amounts of $100 or more. You may not, however,
Investors            use a check to close your account. You may not write
                     checks against Common Shares of the Money Market Funds in your account which you purchased within the last 15 days, except for shares you purchased by wire (which are immediately available).

Telephone            Telephone transactions are extremely convenient, but not
Transactions         without risk. To try to keep
                     your telephone transactions as safe, secure, and risk-free as possible, we have developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. We will not be responsible for any loss, liability, cost, or expense for following telephone or wire instructions we reasonably believe to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss. You may not close your account by telephone.

Doing Business       Common Shares are sold without a sales load, 12b-1 fee or
Through an           shareholder servicing
Intermediary         fee. However, intermediaries may charge fees for services
                     provided in connection with buying, selling or exchanging
                     Fund shares on your behalf. Each intermediary may impose its own rules about share transactions, including earlier deadlines for purchase, sale and exchange requests.
                        If you own shares that are registered in your
                     intermediary's name, and you want to transfer the
                     registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make the change.

Dividends andDistributions _____________________________________________________
                     The Funds distribute their net investment income as follows:


                        .Stock Funds    Declared and distributed monthly
                        Balanced Fund
                        Bond Funds
                        .International Funds
                                        Declared and distributed at least
                                        annually
                        .Money Market Funds
                                        Declared daily and distributed monthly

 .......................

 Distributions

 The Funds dis-
 tribute income
 dividends and
 capital gains.
 Income dividends
 represent the
 earnings from a
 Fund's invest-
 ments; capital
 gains occur when
 a Fund sells a
 portfolio secu-
 rity for more
 than the original
 purchase price.

 .......................
                                       .
                    The Funds distribute capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. If a Fund does not have income or capital gains available to distribute, as determined under tax laws, you will not receive a distribution.
                       You will receive dividends
                    and distributions in the form
                    of additional shares unless you
                    have elected to receive payment
                    in cash. To elect cash payment,
                    you must notify us in writing
                    prior to the date of
                    distribution. Your election
                    will become effective for
                    dividends paid after we receive
                    your written notice.
                    To cancel your election, simply send
                    us written notice.


 .......................

 Taxes

 Distributions you
 receive from a Fund
 may be taxable
 whether or not you
 reinvest them.

 .......................

Tax Information _______________________________________________________________
                    The following is a summary of some important tax issues
                    that affect the Funds and their shareholders. The summary
                    is based on current tax laws, which may be changed by
                    legislative, judicial or administrative action. We have
                    not tried to present a detailed explanation of the tax
                    treatment of the Funds or their shareholders. More
                    information about taxes is in our Statement of Additional
                    Information. We urge you to
                    consult your tax advisor
                    regarding specific questions
                    about federal, state and local
                    income taxes.
Tax Status of
Distributions       Each Fund will distribute
                    substantially all of its income
                    and capital gains, if any.
                       The dividends and
                    distributions you
                    receive may be subject to federal, state and local taxation, depending on your tax situation. You may be taxed on each sale of Fund shares.

                       The Tax-Exempt Fixed Income and Tax-Exempt Money Market
                    Funds intend to distribute federally tax-exempt income. This income may be subject to state and local taxes. Each Fund, however, may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Any capital gains distributed by these Funds may be taxable.
                       More information about taxes is in the Statement of
                    Additional Information.

 .......................

 Investment
 Advisor

 The Funds' Advi-
 sor manages
 investment activ-
 ities and is re-
 sponsible for the
 performance
 of the Funds. The
 Advisor conducts
 research, exe-
 cutes Fund strat-
 egies based on an
 assessment of
 economic and mar-
 ket conditions,
 and determines
 which portfolio
 securities to
 buy, hold or
 sell.
 .......................
                                       .
 ................................................................................
 ................................................................................
InvestmentAdvisor ______________________________________________________________

                     The Advisor makes investment
                     decisions for the Funds and
                     reviews, supervises, and
                     administers each Fund's
                     investment program. The
                     Trustees of the Funds supervise
                     the Advisor and establish
                     policies that the Advisor must
                     follow in its day-to-day
                     management activities.
                        ABN AMRO Asset Management
                     (USA) Inc. (the Advisor), 208
                     South LaSalle Street, Chicago,
                     IL 60604, was organized in
                     March 1991 under the laws of
                     the State of Delaware. The
                     Advisor manages assets for
                     individuals, corporations,
                     unions, governments, insurance
                     companies, and charitable
                     organizations. As of
                     December 31, 1998, the Advisor managed approximately $7.4 billion in assets.
                        For the fiscal year ended December 31, 1998, the Funds
                     paid the following in advisory fees: 80% for the Value Fund, .80% for the Growth Fund, .80% for the Small Cap Growth Fund, 1.00% for the International Equity Fund, 1.00% for the Asian Tigers Fund, 1.00% for the Latin America Equity Fund, .70% for the Real Estate Fund, .70% for the Balanced Fund, .50% for the Fixed Income Fund, .50% for the Intermediate Government Fixed Income Fund, .50% for the Tax-Exempt Fixed Income Fund, .80% for the International Fixed Income Fund, .20% for the Treasury Money Market Fund, .20% for the Government Money Market Fund, .20% for the Money Market Fund and .20% for the Tax-Exempt Money Market Fund.
                        As of December 31, 1998, the TransEurope and Limited
                     Volatility Fixed Income Funds had not yet commenced operations. The Advisor is entitled to receive .80% from the Small Cap Value Fund, which, as of December 31, 1998, had not been in operation for a full fiscal year.
                        The Advisor may use its affiliates as brokers for the
                     Funds' portfolio transactions. The affiliates may receive compensation from the Funds for their brokerage services.
                        The Advisor is an indirect, wholly-owned subsidiary of
                     ABN AMRO Bank, N.V. The Advisor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares. Some of these financial institutions may be affiliated with the Advisor.
                        Jac A. Cerney, C.F.A., Senior Vice President of the
                     Advisor, has served as portfolio manager for the Value Fund and the equity portion of the Balanced Fund since their inception. Mr. Cerney has been associated with the Advisor and its predecessor since April, 1990 as a portfolio manager. Prior to joining the Advisor's predecessor firm in 1990, Mr. Cerney was the equity portfolio manager for Commonwealth Edison's internally managed pension fund. Mr. Cerney earned a B.A. in Chemistry from Oberlin College, an M.S. in Chemistry from the University of Chicago and an M.B.A., in Finance from the University of Chicago. He is a member of the Investment Analysts Society of Chicago.

                                       .
                       A. Keith Dibble, C.F.A., Senior Vice President of the
                    Advisor, has served as portfolio manager for the Growth Fund since its inception. Mr. Dibble has been associated with the Advisor and its predecessor since 1987 as a portfolio manager. Mr. Dibble received two B.S. degrees in Engineering from Washington State University and an M.B.A. in Finance from Northwestern University. Mr. Dibble is a member of the Institute of Chartered Financial Analysts, a past president of the Milwaukee Investment Analysts Society and a member of various other professional organizations.
                       Nancy Holland, C.P.A., Senior Vice President of the
                    Advisor, has served as portfolio manager of the Real Estate Fund since its inception. Ms. Holland has been associated with the Advisor and its predecessor since January, 1997 as a portfolio manager. Prior to joining the Advisor, Ms. Holland served as a real estate analyst with Edward Jones from January, 1995 to December, 1996, and served as a senior financial analyst and development accounting manager with CenterMark Properties from November, 1988 to January, 1995. Ms. Holland graduated from Saint Louis University with a B.S. in Accounting.
                       Mary E. Ras, Vice President of the Advisor, has served
                    as co-manager of the Small Cap Growth Fund since September, 1998. She is responsible for equity research and equity trading. Ms. Ras has been associated with the Advisor and its predecessor since 1983 as a tax shelter analyst. Prior to joining the Asset Management Group, Ms. Ras worked in debt finance and tax-advantaged investments. Ms. Ras holds an M.B.A. degree from the University of Chicago and a B.S. degree from Northeastern Illinois University.
                       Kenneth A. Tyszko, C.F.A., C.P.A., Vice President of
                    the Advisor, has served as co-manager of the Small Cap Growth Fund since September, 1998. Mr. Tyszko has been associated with the Advisor or its affiliates since 1996 as an investment manager. Previously, he managed a $250 million portfolio of publicly traded small and mid-size capitalization growth stocks for Sears Investment Management Co., which he joined in 1984. Mr. Tyszko earned his B.S. in Accounting from the University of Illinois. Mr. Tyszko is a member of the Illinois CPA Society, the Investment Analysts Society of Chicago, and the Association for Investment Management and Research.
                       Kurt S. Moeller, Vice President of the Advisor, has
                    served as co-manager of the Small Cap Value Fund since March 1, 1999. Mr. Moeller began his investment career in 1995 as a research assistant for the Indiana University Foundation. Mr. Moeller was a fundamental equity analyst at Grantham, Mayo, Van Otterloo & Co., LLC, a Boston money management firm, from 1996 through 1998. Mr. Moeller earned a B.A. in Economics and History from Rice University in 1991 and an M.B.A. in Finance from Indiana University in 1996.
                       Edwin M. Bruere, C.F.A., Senior Vice President of the
                    Advisor has served as lead portfolio manager of the Small Cap Value Fund since June 30, 1998. Mr. Bruere has been assoicated with the Advisor and its predecessors since 1988. He was involved initially associated with client services and then later as a member of a portfolio management committee and as a portfolio manager. Previously, Mr. Bruere spent two years as Managing Director of an investment management firm. Before this, he spent six years at Continental Bank (Bank of America) as a Senior Director. He spent 1995 and 1996 in London working in the Merchant Bank on securities origination and distribution. Mr. Bruere graduated from Iowa State University with a B.S. in business and received his M.B.A. from Indiana University. He is a member of the Association for

                                       .
                     Investment Management and Research and the Investment Analysts Society of Chicago. He is a Director of the Indiana University Reese Foundation.
                        Richard Butler, Senior Vice President of the Advisor
                     has served as co-manager of the Growth Fund since June 1998. Mr. Butler is also responsible for equity research. Mr. Butler joined the Advisor's predecessor firm in 1983 as a trader and then a portfolio manager, and is the Advisor's senior equity trader. Mr. Butler graduated from Williams College with a B.A. in International Relations and received his M.B.A. from the University of Chicago.
                        Mark W. Karstrom, Senior Vice President of the
                     Advisor, has served as portfolio manager for the Limited Volatility Fixed Income Fund since September, 1996 and served as portfolio manager for the Intermediate Government Fixed Income Fund from September, 1996 to January, 1999. Mr. Karstrom joined the Advisor in August, 1996 as a portfolio manager. He served as Vice President, Portfolio Manager with Norwest Investment Management and Trust and a predecessor firm from May, 1985 to July, 1996 where he managed portfolios comprised of government, corporate, and mortgage-backed securities. Mr. Karstrom received his B.A. in Economics from the University of Denver.
                        Gregory D. Boal, C.F.A., Senior Vice President of the
                     Advisor, has served as portfolio manager of the fixed income portion of the Balanced Fund from April, 1997 to January, 1999, and as portfolio manager of the Fixed Income Fund from June, 1998 to January, 1999. Mr. Boal joined the Advisor in March, 1997 as a portfolio manager. He served as Manager, Fixed Income Division of First Citizens Bank Capital Management, a division of First Citizens Bank, Raleigh, N.C. from November, 1989 to March, 1997. Prior to that, Mr. Boal was the senior investment officer at Wyoming National Bank and Trust in Casper, Wyoming. Mr. Boal graduated from the University of Wyoming in 1981 with a Bachelor of Science degree in Broadcasting. He received a Master of Science degree in Finance from the same institution in 1985. Mr. Boal is a member of the Association of Investment Management and Research and the Investment Analyst Society of Chicago.
                        Todd J. Youngberg, C.F.A., Senior Vice President of
                     the Advisor, has served as portfolio manager of the Balanced Fund since November, 1998, and as portfolio manager of the Fixed Income Fund from November 1998 to January 1999. Mr. Youngberg joined the Advisor in November, 1998 as a portfolio manager. Prior to joining the Advisor, Mr. Youngberg served as Vice President and Portfolio Manager for Amerus Life Holdings Inc. in Des Moines, Iowa from 1992 to November, 1998. He was responsible for managing high yield portfolios. Prior to joining Amerus Life, Mr. Youngberg worked as a securities analyst for Central Life Assurance/American Mutual Life Insurance Company. Mr. Youngberg received a B.A. in Economics from Central College in Pella, Iowa and his M.B.A. in Finance from Drake University. He is a member of the Association of Investment Management and Research.
                        Messrs. Karstrom, Boal and Youngberg, members of the
                     Fixed Income Portfolio Management Team, have been jointly
                     and primarily responsible for the day-to-day management of the Fixed Income Fund and the fixed income portion of the Balanced Fund since January, 1999.
                        Phillip P. Mierzwa, Vice President of the Advisor, has
                     served as portfolio manager of the Tax-Exempt Fixed Income Fund and Tax-Exempt Money Market Fund since April, 1997. He has been associated with the Advisor or its affiliates since

                                       .
                    February, 1990 as a portfolio manager and a trader. Mr. Mierzwa has a B.A. and M.B.A. degree in Finance from Governors State University.

                       Karen Van Cleave, Senior Vice President of the Advisor,
                    has served as portfolio manager of the Money Market Fund, Treasury Money Market Fund and Government Money Market Fund since January, 1994. Ms. Van Cleave joined the Advisor in January, 1994 as a portfolio manager. Prior to 1994, Ms. Van Cleave was a Vice President/Portfolio Manager at Chemical Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.

                       Messrs. Postma, Ploeger, Bettink, Leo, Maas,
                    Moolenburgh and Neihoff, and Mrs. Pals-de Groot, members of the International Equity Team, have been jointly and primarily responsible for the day-to-day management of the International Equity Fund since April, 1999.

                       Wiepke Postma served as portfolio manager for the
                    International Equity Fund from March, 1997 to April, 1999. Mr. Postma started his banking career as an analyst at former ABN AMRO Bank's Investment Research Department. Later, he became a strategist. From 1976 to 1984, he worked in the Equity and Loan Department of a leading Dutch insurance company, where he was appointed head of the department in 1982. In 1984, he joined former ABN AMRO Bank's Asset Management Department and was appointed Vice President in the same year. In 1993, he became Head of the Global Equity Group being responsible for Global Equity, European Equity, Dutch Equity and Business research. Mr. Postma holds a Master's degree in Economics.

                       Willem Ploeger has been associated with the Advisor
                    and/or its affiliates since 1980. Initially, he served in the Investment Research Department and later in the Asset Management Department as senior account manager. Mr. Ploeger holds a Master's degree in Business Administration from the University of Rotterdam.

                       Jaap Bettink has been associated with the Advisor
                    and/or its affiliates since 1978. From 1978 to 1985, he was a credit manager at a local branch of ABN AMRO Bank. He has been managing institutional portfolios since 1985, and has been a portfolio manager since 1994. Mr. Bettink started his career as a portfolio manager of private accounts in 1972. He holds a degree in Economics.

                       Loes Pals-de Groot has been associated with the Advisor
                    and/or its affiliates since 1971 in various investment management positions. Mrs. Pals-de Groot holds a degree in Business Economics from the Instituut voor Sociale Wetenschappen.

                       Luigi Leo has been associated with the Advisor and/or
                    its affiliates since 1991 as a portfolio manager. Mr. Leo holds a Master's degree in Business Administration from the Instituto de Estudios Superiores de la Empresa (IESE) in Barcelona, Spain.

                       Theo Maas has been associated with the Advisor and/or
                    its affiliates since 1994 as a portfolio manager. Previously, Mr. Maas worked with a financial consultant, specializing in treasury management consultancy. He holds a Master's degree in Financial Economics from the University of Groningen.

                                       .
                        Edward Moolenburgh has been associated with the
                     Advisor and/or its affiliates since 1993. Initially, he served as Secretary to the Advisor's Regional Investment Committee North America and Far East, and later as a portfolio manager. Mr. Moolenburgh holds a Master's degree from the Economics Faculty of the Erasmus University in Rotterdam and is a Register Beleggings Analyst, which is comparable to a Certified European Financial Analyst.
                        Edward Neihoff has been associated with the Advisor
                     and/or its affiliates since 1993, initially as an investment analyst. After three years, Mr. Neihoff assumed the responsibility for implementing a new asset management system and then, during 1998, returned to the position of portfolio manager. He holds a Master's degree in Technical Management Studies and is a Certified European Financial Analyst.
                        Alex Ng has served as portfolio manager for the Asian
                     Tigers Fund since July, 1995. Mr. Ng has been associated with the Advisor and/or its affiliates since 1988 as a portfolio manager. Mr. Ng also serves as the Far East Director of Asset Management for a Hong Kong-based affiliate of the Advisor. Mr. Ng joined ABN AMRO's Investment Banking Representative Office in Singapore in January 1988 before being transferred to the Securities subsidiary in Hong Kong. Previously, Mr. Ng worked as a financial analyst in Malaysia. Mr. Ng holds a degree in Economics from the University of California in Los Angeles.
                        Felix Lanters, portfolio manager for the TransEurope
                     Fund, has been associated with the Advisor and/or its affiliates since 1987 as a portfolio manager.
                        Wouter Weijand has served as portfolio manager of the
                     International Fixed Income Fund since september, 1997. Mr. Weijand has worked as a portfolio manager with the Advisor and/or its affiliates since 1984.
                        Luiz M. Ribeiro, Jr., C.F.A., served as the portfolio
                     manager of the Latin America Equity Fund from November, 1997 to April, 1999. Currently, he serves as co-manager of the Fund. Mr. Ribeiro has worked as an investment analyst with the Advisor and/or its affiliates since 1994. From March, 1990 to June, 1993, he served with the trading desk of Dibran DTVM Ltd. Mr. Ribeiro obtained a Business Degree at the University of Sao Paulo in 1990. In 1993, he concluded an M.B.A. offered by IBMEC (Brazilian Institute of Capital Markets) in Sao Paulo.
                        Roberto Lampl has served as co-manager of the Latin
                     America Equity Fund since April, 1999. Mr. Lampl has been associated with the Advisor and/or its affiliates since 1993 as corporate finance adviser (Latin America) in the Investment Banking Division. He obtained a Bachelor's degree in Economics from Boston University in 1990. In 1993, he completed an M.B.A. at Babson Graduate School of Business in Wellesley, Massachusetts.

                                       .

Financial Highlights __________________________________________________________
                    The tables that follow present performance information about Common Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share.
                    The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. As of December 31, 1998, the TransEurope and Limited Volatility Fixed Income Funds had not commenced operations.
                       This information has been audited by Ernst & Young LLP,
                    the Funds' independent auditors. Their report, along with each Fund's financial statements and related notes, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-443-4725.

For a Share Outstanding for the Years Ended December 31,

                                                                                                             Ratio of
                                                                                       Ratio of                Net
                                                                                         Net                Investment
                                                       Net                   Ratio of Investment  Ratio of    Income
         Net             Realized             Distri- Asset           Net    Expenses   Income    Expenses      to
        Asset     Net      and     Dividends  butions Value          Assets     to        to     to Average  Average
        Value   Invest- Unrealized  from Net   from    End           End of  Average   Average   Net Assets Net Assets
      Beginning  ment    Gains on  Investment Capital   of   Total   Period    Net       Net     (Excluding (Excluding
      of Period Income  Securities   Income    Gains  Period Return  (000)    Assets    Assets    Waivers)   Waivers)
----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------
Treasury Money Market Fund
-----------------------------------------------
Common Share Class
1998    $1.00    $0.05    $0.00      $(0.05)   $0.00  $1.00   4.90% $328,222   0.37%     4.79%      0.59%      4.58%
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   4.97   188,761   0.33      4.86       0.57       4.62
1996     1.00     0.05     0.00       (0.05)    0.00   1.00   4.80   156,455   0.44      4.70       0.59       4.55
1995     1.00     0.05     0.00       (0.05)    0.00   1.00   5.28   110,475   0.44      5.16       0.59       5.01
1994     1.00     0.04     0.00       (0.04)    0.00   1.00   3.58   111,545   0.45      3.50       0.61       3.34
----------------------------------------------------
Government Money Market Fund
----------------------------------------------------
Common Share Class
1998    $1.00    $0.05    $0.00      $(0.05)   $0.00  $1.00   5.24% $396,797   0.35%     5.12%      0.42%      5.04%
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   5.33   255,259   0.32      5.21       0.40       5.13
1996     1.00     0.05     0.00       (0.05)    0.00   1.00   5.08   256,392   0.44      4.96       0.44       4.96
1995     1.00     0.05     0.00       (0.05)    0.00   1.00   5.59   207,615   0.42      5.45       0.42       5.45
1994     1.00     0.04     0.00       (0.04)    0.00   1.00   3.89   157,140   0.42      3.81       0.42       3.81
-------------------------------
Money Market Fund
-------------------------------

Common Share Class
1998    $1.00    $0.05    $0.00      $(0.05)   $0.00  $1.00   5.33% $941,295   0.33%     5.21%      0.56%      4.98%
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   5.41   737,736   0.32      5.29       0.56       5.05
1996     1.00     0.05     0.00       (0.05)    0.00   1.00   5.13   598,715   0.43      5.02       0.58       4.87
1995     1.00     0.06     0.00       (0.06)    0.00   1.00   5.64   475,688   0.41      5.50       0.56       5.35
1994     1.00     0.04     0.00       (0.04)    0.00   1.00   3.97   460,583   0.41      3.93       0.56       3.78
----------------------------------------------------
Tax-Exempt Money Market Fund
----------------------------------------------------

Common Share Class
1998    $1.00    $0.03    $0.00      $(0.03)   $0.00  $1.00   3.21% $272,834   0.35%     3.17%      0.56%      2.95%
1997     1.00     0.03     0.00       (0.03)    0.00   1.00   3.36   250,260   0.33      3.32       0.57       3.08
1996     1.00     0.03     0.00       (0.03)    0.00   1.00   3.14   187,629   0.40      3.10       0.56       2.94
1995     1.00     0.03     0.00       (0.03)    0.00   1.00   3.49   167,945   0.41      3.44       0.56       3.29
1994     1.00     0.02     0.00       (0.02)    0.00   1.00   2.50   161,054   0.43      2.52       0.59       2.36

                                       .

Financial Highlights (Continued) __________________________________________

For a Share Outstanding for the Years Ended December 31,

                                                                                                                   Ratio of
                                                                                             Ratio of                Net
                                                                                               Net                Investment
                                                            Net                    Ratio of Investment  Ratio of    Income
         Net                                      Distri-  Asset            Net    Expenses   Income    Expenses      to
        Asset     Net    Realized and  Dividends  butions  Value           Assets     to        to     to Average  Average
        Value   Invest-   Unrealized    from Net   from     End            End of  Average   Average   Net Assets Net Assets
      Beginning  ment   Gains (Losses) Investment Capital    of   Total    Period    Net       Net     (Excluding (Excluding
      of Period Income  on Securities    Income    Gains   Period Return   (000)    Assets    Assets    Waivers)   Waivers)
----------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund
Common Share Class
1998   $10.35    $0.57      $0.16        $(0.59)  $(0.13)  $10.36  7.13%  $171,753   0.72%     5.43%      0.86%      5.28%
1997    10.06     0.60       0.30         (0.60)   (0.01)   10.35  9.22    141,148   0.71      5.95       0.81       5.85
1996    10.32     0.59      (0.26)        (0.59)    0.00    10.06  3.42    123,930   0.73      5.92       0.83       5.82
1995     9.30     0.59       1.02         (0.59)    0.00    10.32 17.75    125,563   0.74      5.97       0.84       5.87
1994    10.23     0.54      (0.93)        (0.54)    0.00     9.30 (3.82)    92,402   0.72      5.45       0.82       5.35

      Portfolio
      Turnover
        Rate
-------------------------------
Common Share Class
1998     157%
1997     233
1996     194
1995      59
1994     126
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Intermediate Government Fixed Income Fund
Common Share Class
1998   $10.04    $0.52      $0.28        $(0.52)  $ 0.00   $10.32  8.16%  $ 43,062   0.81%     5.04%      0.95%      4.90%
1997     9.85     0.56       0.19         (0.56)    0.00    10.04  7.93     51,934   0.71      5.69       0.81       5.59
1996    10.06     0.54      (0.21)        (0.54)    0.00     9.85  3.51     56,895   0.74      5.38       0.84       5.28
1995     9.33     0.54       0.73         (0.54)    0.00    10.06 13.86     73,466   0.73      5.48       0.83       5.38
1994    10.08     0.47      (0.75)        (0.47)    0.00     9.33 (2.78)    91,002   0.74      4.88       0.84       4.78
Common Share Class
1998     106%
1997     283
1996     179
1995     115
1994     124
---------------------------------------------------
---------------------------------------------------
------------------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund
Common Share Class
1998   $10.41    $0.47      $0.12        $(0.47)  $ 0.00   $10.53  5.79%  $ 35,161   0.83%     4.44%      0.97%      4.30%
1997     9.99     0.49       0.42         (0.49)    0.00    10.41  9.36     40,441   0.73      4.84       0.84       4.73
1996    10.20     0.50      (0.21)        (0.50)    0.00     9.99  2.96     39,756   0.73      4.95       0.85       4.83
1995     9.26     0.48       0.94         (0.48)    0.00    10.20 15.67     50,079   0.75      4.84       0.87       4.72
1994    10.23     0.44      (0.94)        (0.44)   (0.03)    9.26 (4.93)    53,588   0.71      4.54       0.84       4.41
Common Share Class
1998      41%
1997      54
1996      98
1995     129
1994     146
-----------------------------------------------------
-----------------------------------------------------
----------------------------------------------------------------------------------------------------------
International Fixed Income Fund
Common Share Class
1998   $ 9.64    $0.39      $1.07        $(0.18)  $(0.10)  $10.82 15.15%  $ 17,482   1.38%     3.62%      1.42%      3.57%
1997    10.24     0.43      (1.03)         0.00     0.00     9.64 (5.86)    15,574   1.22      4.08       1.22       4.08
1996    10.58     0.48      (0.18)        (0.64)    0.00    10.24  2.82     17,561   1.11      4.66       1.11       4.66
1995     9.54     0.62       1.38         (0.96)    0.00    10.58 20.99     17,433   1.10      5.86       1.16       5.80
1994    10.43     0.56      (0.72)        (0.55)   (0.18)    9.54 (1.47)    15,021   1.16      5.09       1.22       5.03
Common Share Class
1998      79%
1997      52
1996      85
1995     105
1994     138
------------------------
------------------------
------------------------------------------------
Balanced Fund
Common Share Class
1998   $12.73    $0.27      $0.82        $(0.27)  $(1.72)  $11.83  9.97%  $ 75,793   1.03%     2.06%      1.03%      2.06%
1997    10.98     0.32       2.06         (0.32)   (0.31)   12.73 22.10     68,523   0.93      2.68       0.93       2.68
1996    10.75     0.35       1.02         (0.35)   (0.79)   10.98 13.15     54,546   0.94      3.14       0.94       3.14
1995     9.53     0.39       1.65         (0.39)   (0.43)   10.75 21.85     49,899   0.92      3.74       0.92       3.74
1994    10.04     0.30      (0.50)        (0.30)   (0.01)    9.53 (2.11)    72,086   0.94      3.11       0.94       3.11
Common Share Class
1998      84%
1997     111
1996     104
1995      85
1994      85
------------------
------------------
------------------------------------
Value Fund
Common Share Class
1998   $16.51    $0.19      $0.86        $(0.19)  $(5.04)  $12.33  5.47%  $170,945   1.05%     1.23%      1.05%      1.23%
1997    13.24     0.24       3.75         (0.24)   (0.48)   16.51 30.49    220,618   1.01      1.57       1.01       1.57
1996    12.26     0.29       2.18         (0.29)   (1.20)   13.24 20.43    164,710   1.03      2.19       1.03       2.19
1995     9.79     0.34       2.74         (0.35)   (0.26)   12.26 32.02    131,243   1.05      3.07       1.05       3.07
1994    10.30     0.35      (0.35)        (0.34)   (0.17)    9.79  0.00     61,557   1.06      3.45       1.06       3.45
Common Share Class
1998      55%
1997      79
1996      58
1995      37
1994      38
--------------------
--------------------
----------------------------------------
Growth Fund
Common Share Class
1998   $14.57    $0.00      $4.20        $(0.02)  $(1.65)  $17.10 30.23%  $184,601   1.06%     0.01%      1.06%      0.01%
1997    13.06     0.12       2.97         (0.12)   (1.46)   14.57 23.98    132,649   1.02      0.79       1.02       0.79
1996    11.61     0.17       2.31         (0.17)   (0.86)   13.06 21.69     95,215   1.02      1.36       1.02       1.36
1995     9.73     0.16       2.88         (0.16)   (1.00)   11.61 31.60     78,216   1.02      1.37       1.02       1.37
1994    10.21     0.16      (0.36)        (0.16)   (0.12)    9.73 (2.05)    82,710   1.02      1.58       1.03       1.57
Common Share Class
1998      65%
1997      62
1996      58
1995      71
1994      68


Financial Highlights (Continued) _________________________________________

For a Share Outstanding for the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Ratio of
                                                                                                              Net
                             Realized                                                                      Investment
                               and                                       Net                      Ratio of   Income    Ratio of
            Net      Net    Unrealized            Distri-               Asset              Net    Expenses   (Loss)    Expenses
           Asset   Invest-    Gains    Dividends  butions               Value             Assets     to        to     to Average
           Value    ment     (Losses)   from Net   from    Contribution  End              End of  Average   Average   Net Assets
         Beginning Income       on     Investment Capital   (Return of    of   Total      Period    Net       Net     (Excluding
         of Period (Loss)   Securities   Income    Gains     Capital)   Period Return     (000)    Assets    Assets    Waivers)
--------------------------------------------------------------------------------------------------------------------------------
-------------------------
International Equity Fund
=========================
Common Share Class
1998      $15.38   $ 0.01     $ 3.85     $(0.09)  $(0.18)     $ 0.00    $18.97  25.43%   $142,862   1.38%     0.02%      1.38%
1997       15.83     0.04       0.68      (0.08)   (1.09)       0.00     15.38   4.56      85,440   1.35      0.23       1.35
1996       14.56     0.06       1.37      (0.04)   (0.15)       0.03     15.83  10.09(A)   96,442   1.36      0.44       1.36
1995       13.00     0.07       1.75      (0.06)   (0.20)       0.00     14.56  14.03      77,519   1.38      0.70       1.38
1994       12.59     0.02       0.40       0.00    (0.01)       0.00     13.00   3.32      41,324   1.43      0.21       1.46


---------------------
Small Cap Growth Fund
=====================
Common Share Class
1998      $13.38   $(0.11)    $(0.82)    $ 0.00   $(0.23)     $ 0.00*   $12.22  (6.52)%  $ 45,899   1.17%    (0.84)%     1.17%
1997       13.03    (0.09)      2.07       0.00    (1.63)       0.00     13.38  15.89      41,945   1.04     (0.72)      1.04
1996       12.46    (0.03)      2.38       0.00    (1.78)       0.00     13.03  19.42      36,375   1.05     (0.27)      1.05
1995        9.57     0.02       3.05      (0.02)   (0.16)       0.00     12.46  32.13      23,844   1.10      0.18       1.10
1994       10.24     0.03      (0.67)     (0.03)    0.00        0.00      9.57  (6.27)     31,527   1.06      0.27       1.06

----------------
Real Estate Fund
================
Common Share Class
1998      $ 9.95   $ 0.37     $(1.58)    $(0.31)  $ 0.00      $(0.06)   $ 8.37 (12.35)%  $  7,022   1.41%     4.68%      1.78%
1997(1)    10.00     0.00      (0.05)      0.00     0.00        0.00      9.95   0.00       2,985   1.31     (1.31)      1.61

-----------------
Asian Tigers Fund
=================
Common Share Class
1998      $ 7.60   $ 0.07     $(0.93)    $(0.01)  $ 0.00      $ 0.00    $ 6.73 (11.37)%  $ 28,202   1.67%     0.91%      1.67%
1997       11.91     0.04      (4.32)     (0.02)   (0.01)       0.00      7.60 (35.98)     34,664   1.60      0.50       1.60
1996       10.45     0.02       1.48      (0.04)   (0.02)       0.02     11.91  14.55(B)   33,602   1.54      0.23       1.54
1995        9.47     0.12       0.98      (0.12)    0.00        0.00     10.45  11.61      23,145   1.52      1.38       1.60
1994(2)    10.00     0.03      (0.53)     (0.02)   (0.01)       0.00      9.47  (5.07)     17,860   1.60      0.45       1.71

-------------------------
Latin America Equity Fund
=========================
Common Share Class
1998      $13.13   $ 0.18     $(4.96)    $(0.15)  $(0.08)     $ 0.00    $ 8.12 (36.33)%  $ 17,993   1.75%     1.38%      1.75%
1997       10.24     0.05       3.54      (0.03)   (0.67)       0.00     13.13  35.50      33,271   1.50      0.56       1.50
1996(3)    10.00    (0.02)      0.26       0.00     0.00        0.00     10.24   2.40      11,490   2.09     (0.55)      2.09

--------------------
Small Cap Value Fund
====================
Common Share Class
1998(4)   $10.00   $ 0.01     $(1.28)    $(0.01)  $ 0.00      $ 0.00+   $ 8.72 (12.68)%  $  8,295   1.53%     0.20%      1.61%

          Ratio of
            Net
         Investment
           Income
           (Loss)
             to
          Average
         Net Assets Portfolio
         (Excluding Turnover
          Waivers)    Rate
-------------------------------
-------------------------
International Equity Fund
=========================
Common Share Class
1998        0.02%       31%
1997        0.23        17
1996        0.44         9
1995        0.70        11
1994        0.18         6

---------------------
Small Cap Growth Fund
=====================
Common Share Class
1998       (0.84)%     151%
1997       (0.72)      170
1996       (0.27)      158
1995        0.18       142
1994        0.27        43

----------------
Real Estate Fund
================
Common Share Class
1998        4.31%       13%
1997(1)    (1.61)        0*

-----------------
Asian Tigers Fund
=================
Common Share Class
1998        0.91%       57%
1997        0.50        42
1996        0.23        24
1995        1.30        28
1994(2)     0.34        13*

-------------------------
Latin America Equity Fund
=========================
Common Share Class
1998        1.38%       92%
1997        0.56        45
1996(3)    (0.55)       10*

--------------------
Small Cap Value Fund
====================
Common Share Class
1998(4)     0.12%       54%*


+Per share was less than $0.005.

(A) The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Common Class would have been 9.87%.

(B) The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Common Class would have been 14.36%.

1.Commenced operations on December 31, 1997. All ratios except the total return for the period have been annualized.

2.Commenced operations on January 3, 1994. All ratios and the total return for the period have been annualized.

3.Commenced operations on July 1, 1996. All ratios and the total return for the period have been annualized.

4.Commenced operations on June 30, 1998. All ratios except the total return for the period have been annualized.

*Not Annualized

More information about the Funds is available without charge through the following:

Statement of         More detailed information about the Funds is in the
Additional           Statement of Additional Information. The Statement of
Information          Additional Information has been filed with the SEC and is
                     incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus.

Annual and           These reports list the Fund's holdings and contain
Semi-Annual          information from the Fund's portfolio managers about the
Reports              Fund strategies and recent market conditions and trends.

By Telephone:        Call 1-800-443-4725

By Mail:             Write to the Funds c/o
                     ABN AMRO Funds
                     P.O. Box 60549
                     King of Prussia, PA 19406-0549

On the World         www.abnamrofunds-usa.com
Wide Web:

From the SEC:        You can also obtain the Statement of Additional
                     Information, annual and semi-annual reports and other information about Funds from the SEC's website
                     (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information, call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee by writing to: Securities and Exchange
                     Commission, Public Reference Room, Washington, D.C.
                     20549-6009. The ABN AMRO Fund's Investment Company Act registration number is 811-07244.

Investment Advisor: ABN AMRO Asset Management (USA) Inc. 208 South LaSalle Street 4th Floor Chicago, IL 60604-1003
                                        Distributor: First Data Distributors,
                                        Inc. 4400 Computer Drive Westborough,
                                        MA 01581

No one has been authorized to give any information or to make any representations not contained in the Prospectus or Statement of Additional Information in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or First Data Distributors, Inc. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

For more information, please call 1-800-443-4725.

Prospectus--Investor Shares
May 3, 1999
---------------------------------------------------------

Stock Funds                          Bond Funds


 .Value Fund(US)                      .Fixed Income Fund(US)
 .Growth Fund(US)                     .Intermediate Government Fixed Income
 .Small Cap Growth Fund(US)           Fund(US)
 .Small Cap Value Fund(US)            .Tax-Exempt Fixed Income Fund(US)
                                     .Limited Volatility Fixed Income Fund(US)
 .Real Estate Fund(US)

                                     Money Market Funds
Balanced Fund

                                     .Treasury Money Market Fund(US)
 .Balanced Fund(US)                   .Government Money Market Fund(US)
                                     .Money Market Fund(US)

International Funds                  .Tax-Exempt Money Market Fund(US)

 .International Equity Fund(US)
 .TransEurope Fund(US)
 .Asian Tigers Fund(US)
 .Latin America Equity Fund(US)
 .International Fixed Income Fund(US)

--------------------------------------------------------------------------------

This Prospectus gives you important information about ABN AMRO Funds that can help you decide if a Fund's investment goals match your own. Please read it carefully before you invest, and keep it on hand for future reference.

Investor Shares are offered to individuals and institutional investors through intermediaries, such as banks, broker-dealers and other financial institutions.

The Securities and Exchange Commission (SEC) has not approved or disapproved of these shares or determined whether this Prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

For more information, please call 1-800-443-4725 or visit the Funds' website at www.abnamrofunds-usa.com.

                                       .
Contents

This Prospectus gives you important information that you should know about the Funds before investing. We arranged the Prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

If you would like more detailed
information about each Fund, please
see:

 Value Fund(US)                                  5
 Growth Fund(US)                                 7
 Small Cap Growth Fund(US)                       9
 Small Cap Value Fund(US)                       11
 Real Estate Fund(US)                           13
 Balanced Fund(US)                              15
 International Equity Fund(US)                  19
 TransEurope Fund(US)                           21
 Asian Tigers Fund(US)                          23
 Latin America Equity Fund(US)                  26
 International Fixed Income Fund(US)            29
 Fixed Income Fund(US)                          32
 Intermediate Government Fixed Income Fund(US)  35
 Tax-Exempt Fixed Income Fund(US)               37
 Limited Volatility Fixed Income Fund(US)       39
 Treasury Money Market Fund(US)                 42
 Government Money Market Fund(US)               44
 Money Market Fund(US)                          46
 Tax-Exempt Money Market Fund(US)               48

If you would like more information
about the following topics, please
see:

The Risks of Investing in Mutual   3
 Funds
The Stock Funds                    4
The International Funds           18
The Bond Funds                    31
The Money Market Funds            41
More Information about risk       50
Guidance on opening and           54
 maintaining an account in any
 Fund
Information about receiving       58
 dividends
 and distributions from the
 Funds
A general guide to important tax  58
 issues
 and considerations
Information about the investment  59
 advisor
Information about the             63
 Distribution
 (12b-1) Plan
Detailed information about        64
 historical
 Fund performance
Additional information            See Back
                                   Cover

ABN AMRO is a service mark of ABN AMRO Holding, N.V., an indirect parent of ABN AMRO Asset Management (USA) Inc., the investment advisor to the ABN AMRO Funds. ABN AMRO Funds are distributed by First Data Distributors, Inc., which is not a bank affiliate.

 .......................

 What are Fund Goals
 and Strategies?

 Each Fund's goal is
 a statement of what
 it seeks to
 achieve. It is im-
 portant to make
 sure that the ob-
 jective matches
 your own financial
 needs and circum-
 stances. The Prin-
 cipal Investment
 Strategies section
 describes how each
 Fund attempts to
 meet its objective.
 .......................
                                       .
 ................................................................................
 ................................................................................
The Risks of Investing in Mutual Funds _________________________________________

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching its goal. We cannot guarantee that a Fund will achieve its goal, and a Fund's goal may be changed without shareholder approval. Each Fund invests in different types of securities. As a result, each Fund has its own risks.

The Advisor invests each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. The Advisor's judgements about the securities markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance. In addition, the Advisor may need to change the Fund's investment strategy in response to changing market or economic conditions.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. Fund share prices (except the Money Market Funds) will change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

As used in any sentence in this Prospectus, the term "primarily invests" means that a Fund, under normal circumstances, invests at least 65% of its assets in the securities described in that sentence.

                                       .
THE STOCK FUNDS ________________________________________________________________

The Stock Funds invest in common stocks and other equity securities. These include public and privately issued common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a Stock Fund's equity securities may fluctuate drastically from day-to-day. Individual portfolio companies may report poor results or be negatively affected by industry or economic trends and developments, or even year 2000 issues. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

The Stock Funds have investment goals of high total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The current strategies of the Stock Funds generally focus on capital appreciation rather than income. As a result, in market conditions that favor funds that focus on income, the Funds may not be able to achieve the same level of total return as other mutual funds. For these Funds, income is typically incidental.

Each Stock Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
VALUE FUND (US)

_______________________________________________________________________________


Investment Goal     High level of total return through capital appreciation
                    and current income


Principal           The Value Fund invests in common stocks and other equity
Investment          securities of U.S. companies with market capitalizations
Strategies          greater than $1 billion. Further, the Fund primarily
                    invests in securities that are undervalued relative to those of the average large U.S. company based on one or more of the following criteria:
                         . lower than average price to earnings ratios;
                         . lower than average price to book value ratios;
                         . lower than average price to sales ratios;
                         . lower than average price to cash flow ratios; or . higher than average dividend yield.

                    Generally, stocks may be undervalued because:
                         . they are out of favor with investors;
                         . they may have disappointed investors in some way;
                           or
                         . investors think that the prospects for the industry
                           or economic sector are uninteresting.
                    By investing in undervalued securities with quality earnings and combining this with improving momentum factors (such as price movements), the Fund tries to provide better return, over the long-term, than other value-style managers.


Principal Risk of   The Fund's large-cap, value-style securities are cyclical.
Investing in this   So, in addition to the general risks of investing in any
Fund                Stock Fund, this Fund's large-cap, value-style securities
                    may underperform mid-cap, small-cap or growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

                                       .
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
0.20%    31.72%   20.09%   30.20%   4.66%

                                   Best Quarter
                                   -------------
                                      15.67%
                                      6/30/97

                                   Worst Quarter
                                   -------------
                                      -18.40%
                                      9/30/98


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the S&P 500 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

               1 Year 3 Years 5 Years Since Inception
               ------ ------- ------- ---------------
Value Fund      4.66% 17.84%  16.56%      14.55%*
S&P 500 Index  28.74% 28.27%  24.08%      21.75%*

* Fund inception (3/26/93). Index inception computed from (3/30/93).


Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .80%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .48%
--------------------------------------------
Total Annual Fund Operating Expenses   1.53%
--------------------------------------------

EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $156                   $483                                  $834                                  $1,824

                                       .
GROWTH FUND(US)

_______________________________________________________________________________


Investment Goal     High level of total return primarily through capital
                    appreciation


Principal           The Growth Fund invests in common stocks and other equity
Investment          securities of U.S. companies. Further, the Fund primarily
Strategies          invests in companies that, in the Advisor's opinion, have
                    strong prospects for capital appreciation through earnings growth. The Advisor chooses investments by focusing on companies with above average earnings growth rates. The
                    Advisor seeks a fundamental understanding of each company, using a combination of valuation and momentum factors which may include:
                       . valuation
                       . price appreciation
                       . positive earnings changes
                       . earnings surprises
                       . accelerated earnings
                       . price strength over time
                    In addition, the Advisor focuses on companies that have a competitive advantage in their industry or market niche.
                    The Advisor uses a bottom-up approach (emphasis on individual industries and companies) to select investments and diversifies the Fund's assets broadly across industry sectors. In selecting investments, the Advisor combines quantitative screens that focus on earnings consistency and momentum with fundamental understandings of the companies that focus on the dynamics of the company.


Principal Risk of   In addition to the general risks of investing in any Stock
Investing in this   Fund, the Fund's growth-style securities may underperform
Fund                value-style securities or the equity markets as a whole
                    when they are out-of-favor or when they do not achieve anticipated growth levels.

                                       .
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-2.42%   31.29%   21.41%   23.65%   29.52%

                                   Best Quarter
                                   -------------
                                      26.30%
                                     12/31/98

                                   Worst Quarter
                                   -------------
                                      -14.15%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the S&P 500 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

               1 Year 3 Years 5 Years Since Inception
               ------ ------- ------- ---------------
Growth Fund    29.52% 24.81%  20.03%      17.03%*
S&P 500 Index  28.74% 28.27%  24.08%      21.85%*

* Fund inception (3/8/93). Index inception computed from (2/28/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .80%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .47%
--------------------------------------------
Total Annual Fund Operating Expenses   1.52%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $155                   $480                                  $829                                  $1,813

                                       .
SMALL CAP GROWTH FUND(US) (formerly, the Small Cap Fund)

_______________________________________________________________________________


Investment Goal     High level of total return primarily through capital
                    appreciation


Principal           The Small Cap Growth Fund primarily invests in common
Investment          stocks and other equity securities of domestic companies
Strategies          that have smaller capitalization levels (market
                    capitalizations of less than $1.5 billion) and that the Advisor believes have strong prospects for capital appreciation through earnings growth. In selecting investments for the Fund, the Advisor reviews a company's sales and earnings growth rates, and evaluates the strength of its balance sheet. The Advisor seeks investments that have above average sales growth, earnings growth or return on equity relative to their industry peers. Although the Advisor targets growth sectors of the U.S. economy, such as technology, health care, and consumer and business services, the Advisor diversifies broadly across industry sectors. The Fund also focuses on companies that the Advisor believes have a competitive advantage in their industry or market niche.


Principal Risks     In addition to the general risks of investing in any Stock
of Investing in     Fund, this Fund is subject to the risks of investing in
this Fund           small-cap companies. Investments in small-cap companies
                    involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

                    The Fund is subject to the risk that its small-cap, growth-style securities may underperform mid-cap, large-cap or value-style securities, or the equity markets as a whole when they are out-of-favor or when they do not achieve anticipated growth levels.

                    Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities, the Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-6.54%   31.73%   19.18%   15.45%   -7.25%

                                   Best Quarter
                                   -------------
                                      19.02%
                                      6/30/97

                                   Worst Quarter
                                   -------------
                                      -24.16%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Russell 2000 Growth Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Index with above-average growth orientation.

                           1 Year 3 Years 5 Years Since Inception
                           ------ ------- ------- ---------------
Small Cap Growth Fund      -7.25%  8.47%   9.46%       9.60%*
Russell 2000 Growth Index   1.23%  8.35%  10.22%      11.58%*

* Fund inception (4/12/93). Index inception computed from (3/31/93).


Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .80%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .65%
--------------------------------------------
Total Annual Fund Operating Expenses   1.70%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $173                   $536                                  $923                                  $2,009

                                       .
SMALL CAP VALUE FUND (US)

_______________________________________________________________________________


Investment Goal     High level of total return primarily through capital
                    appreciation


Principal           The Small Cap Value Fund primarily invests in undervalued
Investment          common stocks and other equity securities of domestic
Strategies          companies with smaller capitalization levels (market
                    capitalizations of less than $1.5 billion). In selecting investments for the Fund, the Advisor focuses on undervalued investments based on such measures as price/earnings, price/cash flow, price/book and price/sales ratios. The Advisor typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures, such as price/earnings and price/cash flows ratios. In further evaluating the attractiveness of an investment, the Advisor considers business conditions in the company's industry and its competitive position in that industry.
                    The Advisor conducts fundamental research on certain investments, which often includes reviewing SEC filings, examining financial statements and meeting with top-level company executives. While broadly diversifying the Fund's assets across many industry sectors, the Advisor seeks companies with strong profit prospects and returns on capital.


Principal Risks     In addition to the general risks of investing in any Stock
of Investing in     Fund, this Fund is subject to the risks of investing in
this Fund           small-cap companies. Investments in small-cap companies
                    involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

                    The Fund's small-cap, value-style securities may underperform mid-cap, large-cap or growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .80%
Distribution and Service (12b-1) Fees   .25%
Other Expenses/1/                      1.39%
--------------------------------------------
Total Annual Fund Operating Expenses   2.44%
Fee Waiver/2/                          -.55%
--------------------------------------------
Net Expenses                           1.89%
--------------------------------------------

/1/Since the Fund has not completed a full fiscal year, Other Expenses are based on estimated amounts for the current fiscal year.
/2/The Administrator has agreed to waive its fees through April 2000 in an amount necessary to limit administration fees (included in Other Expenses) to .07% of the Fund's net assets.

                                       .
EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

               1 Year                                                  3 Years
               ------                                                  -------
               $192                                                     $708

Prior Performance of a Managed Account _________________________________________

The performance information on the following pages relates to an account managed by Mr. Edwin Bruere, who currently serves as lead portfolio manager of the Fund. The account has an investment objective, policies and restrictions substantially similar to that of the Fund. Mr. Bruere has also managed other accounts with similar investment objectives, policies and restrictions as that of the Fund; however, the performance information below reflects the account with the longest performance history.

This account was not subject to certain investment limitations, requirements, and other restrictions imposed by the Investment Company Act of 1940 Act and the Internal Revenue Code. If these had been imposed, the account's performance would have been adversely affected. Furthermore, the account belongs to an affiliate of the Advisor and was funded with the affiliate's own money. As a proprietary account, it did not incur any expenses, such as the advisory, administrative, and other fees to which the Fund is subject. If the account had incurred these expenses, its performance would have been lower.

You should not rely on the following performance information as an indication of future performance of the Fund. The performance reflected below does not represent the historical performance of the Fund. The performance information relates to a period of time before the effective date of the Fund's registration with the SEC as an open-end investment company.

The performance information below represents equity-only returns and assumes reinvestment of net income and capital gain distributions. The Fund normally holds a portion of its assets in cash to meet redemptions and make purchases. Unlike the Fund, the account did not hold any cash during the period shown. If it had, the account's performance would have been lower. Since the period shown occurred during a rising market, the absence of cash in the account results in even higher returns. The performance information is calculated using the same methods for valuation of portfolio securities used by the Fund.

                                                     Russell 2000
         Period Ended                                 Small Cap
         May 31, 1998                        Account Value Index*
         ---------------------------------   ------- ------------
       Since Inception (January 1, 1997)     44.06%     25.79%
       12 Month (May 31, 1997-May 31, 1998)  48.10%     26.66%
       Year Ended 12/31/97                   52.67%     31.78%

* The Russell 2000 Small Cap Value Index shows total return assuming the reinvestment of dividends but does not reflect the deduction of fees, expenses and taxes. Source: Frank Russell Company. The Russell 2000 Small Cap Value Index is comprised of securities in the Russell 2000 Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-earnings ratios.

                                       .
REAL ESTATE FUND(US)

_______________________________________________________________________________


Investment Goal     High level of total return, a combination of growth and
                    income


Principal           The Real Estate Fund primarily invests in real estate
Investment          investment trusts, and common stocks and other equity
Strategies          securities of U.S. and foreign companies principally
                    engaged in the real estate industry. The Fund does not invest in real estate directly.

                    In selecting investments for the Fund, the Advisor analyzes long-term trends in property types and geographic regions. The Advisor attempts to identify long-term patterns in the real estate industry through a combination top-down (emphasis on markets and sectors) and bottom-up (emphasis on individual industries and companies) approach. In the top-down approach, the Advisor analyzes demographic and economic trends, and reviews the real estate cycle to determine which geographic regions and property types will receive focus. In the bottom-up approach, the Advisor researches individual companies. The Advisor focuses on companies where management has a stake in the company's performance and that have strong balance sheets and/or consistent earnings, and monitors both internal growth prospects for each company and growth from acquisitions or development.


Principal Risks     In addition to the general risks of investing in a Stock
of Investing in     Fund, the Fund is subject to the risk of concentrating its
this Fund           investments in the real estate industry, which includes
                    the risk that the real estate industry will underperform other industries, as well as the risk that issuers in the real estate industry will be impacted by market conditions, legislative or regulatory changes, or competition. In addition, there are risks associated with the direct ownership of real estate, including the cyclical nature of real estate values, overbuilding and increased competition, increases in property taxes and operating expenses, and increases in interest rates.

                    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                    Investing in foreign countries poses distinct risks, since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investment in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                                       .
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in Common Shares of the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Common Shares are not offered in this Prospectus. The performance of the Fund's Investor Shares would have substantially similar performance because the shares are invested in the same portfolio securities. The performance of the Common and Investor Shares would differ slightly, however, due to differences in expenses.

 1998
------
-12.35%

                                   Best Quarter
                                   -------------
                                      -0.09%
                                     12/31/98
                                   Worst Quarter
                                   -------------
                                      -8.28%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Russell 2000 Index and Morgan Stanley REIT Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely recognized index of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization. The Morgan Stanley REIT Index is a market capitalization weighted total return index of 93 REITs that exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price.

                           Since Inception
                           ---------------
Real Estate Fund               -12.35%*
Russell 2000 Index              -2.55%*
Morgan Stanley REIT Index      -16.90%*

* Fund inception and index inceptions computed from (12/31/97).


Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                         1.67%
--------------------------------------------
Total Annual Fund Operating Expenses   2.92%
--------------------------------------------
Fee Waivers/1/                         -.89%
--------------------------------------------
Net Expenses                           2.03%
--------------------------------------------

/1/ The Advisor and Administrator have agreed to waive their fees through April
 2000 in amounts necessary to limit advisory and administration fees to .70% and .07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$206                    $820                                 $1,460                                 $3,179

                                       .
BALANCED FUND(US)

_______________________________________________________________________________


Investment Goal     Favorable total rate of return through current income and
                    capital appreciation consistent with preservation of capital


Principal           The Balanced Fund invests in domestic and foreign stocks,
Investment          bonds and cash. The Advisor allocates the Fund's assets
Strategies          broadly among common and preferred stocks, convertible
                    securities, corporate bonds, U.S. government obligations and mortgage-backed securities. Although the Advisor focuses the Fund's fixed income securities on securities rated in one of the four highest ratings categories by a nationally recognized rating agency (commonly called
                    "investment grade"), the Fund may invest in lower rated securities (commonly called "high yield" or "junk" bonds).
                    In allocating the Fund's assets, the Advisor uses a multi-tiered diversification strategy. The Advisor begins by allocating the Fund's assets between stocks and bonds, with at least 25% of its total assets in senior fixed income securities (i.e., a security with a claim on the issuer's assets that would be paid before the issuer's other obligations in the event of bankruptcy). Then, the Advisor allocates assets invested in stocks between U.S.
                    and foreign stocks, further allocating assets invested in U.S. stocks among large and small cap stocks. The Advisor also allocates assets invested in large-cap stocks between growth and value styles. The Advisor believes that this multi-tiered approach allows the Fund to provide investors with added value while reducing the effects of market swings as investment strategies and styles go in and out of favor.

                    There are no restrictions on the average maturity of the Fund's fixed income securities Maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors. or the maturity of any single fixed income investment. Although the Advisor focuses on bonds with intermediate maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.


Principal Risks     The Fund is subject to the risk that its allocation of
of Investing in     assets between stocks and fixed income securities may
this Fund           underperform other allocations.

                    Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

                                       .

                     The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. High yield bonds involve greater risk of default, or price declines than investment-grade securities. The market prices of these securities can change significantly for a number of reasons, such as changes in interest rates, credit quality and stock market activity. In addition, the trading market for these securities is generally less liquid than for higher rated securities.

                     The Fund may invest in mortgage-backed securities (and collateralized mortgage obligations, a type of mortgage-backed security). Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk.

                     The Fund is subject to additional risks, which are discussed in the Statement of Additional Information.

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994    1995     1996     1997     1998
 ----    -----    -----    -----    ----
-2.29%   21.52%   12.86%   21.80%   9.72%

                                   Best Quarter
                                   -------------
                                      12.86%
                                     12/31/98
                                   Worst Quarter
                                   -------------
                                      -11.82%
                                      9/30/98


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Russell 3000 Index and Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 3000 Index is a widely recognized index of the 3000 largest U.S. companies based on market capitalization. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.

                                     1 Year 3 Years 5 Years Since Inception
                                     ------ ------- ------- ---------------
Balanced Fund                         9.72% 14.68%  12.36%       11.16%*
70% Russell 3000 Index / 30% Lehman
Brothers Aggregate Bond Index        19.50% 20.28%  17.76%       16.56%*

* Fund inception (3/9/93). Index inceptions computed from (2/28/93).


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .70%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .55%
--------------------------------------------
Total Annual Fund Operating Expenses   1.50%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $153                   $474                                  $818                                  $1,791

                                       .
THE INTERNATIONAL FUNDS ________________________________________________________

Because the International Funds invest in foreign markets, either directly or indirectly, each of these Funds is subject to the market and economic risks in these foreign markets, including year 2000 issues. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Investing in foreign countries poses distinct risks, since events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. Diplomatic, political, or economic developments, including nationalization or appropriation, also could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar and in exchange control regulations may affect (positively or negatively) the value of a Fund's investments and the dividends from those securities. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. Investments in foreign securities denominated in foreign currencies involve additional risks. For example, Funds may incur substantial costs in connection with conversions between various currencies. The Funds typically do not engage in hedging transactions, and the Advisor may choose not to hedge under certain market or economic conditions. Further, a Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position, particularly with respect to Latin American and Asian markets.

The International Funds, except the Asian Tigers, Latin America Equity and International Fixed Income Funds, have investment goals of high total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The current strategies of the International Funds generally focus on capital appreciation rather than income. As a result, in market conditions that favor funds that focus on income, these Funds may not be able to achieve the same level of total return as other mutual funds. For these Funds, income is typically incidental.

Each International Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
INTERNATIONAL EQUITY FUND(US)

_______________________________________________________________________________


Investment Goal     High level of total return through capital appreciation
                    and current income


Principal           The International Equity Fund primarily invests in common
Investment          stocks and other equity securities of foreign companies.
Strategies          The Fund focuses on developed countries in Europe,
                    Australia and the Far East. The Advisor diversifies the
                    Fund's investments across three or more foreign countries and seeks securities of companies with above average growth potential and/or consistent earnings. In selecting investments for the Fund, the Advisor uses a bottom-up approach to identify attractive industries and companies in various countries. The Advisor adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions. While the Advisor may not necessarily spread the Fund's investments among more than three foreign countries, the Advisor intends to diversify the Fund's investments among various countries in an effort to reduce risks.


Principal Risks     In addition to the general risks of investing in an
of Investing in     International Fund, this Fund is subject to the risks
this Fund           associated with equity investing. Investments in equity
                    securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    On January 1, 1999, various European countries implemented a plan to convert or tie their currencies to a new currency unit, the euro. Although it is not possible to predict the impact of this conversion on the Fund, the ongoing conversion to the euro may change the economic environment and behavior of investors, particularly in European markets. The Advisor may need to modify the Fund's strategy in response to these changes. The ongoing conversion to the euro may adversely affect financial markets worldwide and may cause fluctuations in the value of the U.S. dollar and other major currencies.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
3.08%    13.79%   9.85%    4.28%    24.87%

                                   Best Quarter
                                   -------------
                                      22.33%
                                     12/31/98
                                   Worst Quarter
                                   -------------
                                      -13.91%
                                       9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized index of over 900 securities listed on the stock exchanges in Europe, Australia and the Far East.

                           1 Year 3 Years 5 Years Since Inception
                           ------ ------- ------- ---------------
International Equity Fund  24.87% 12.67%  10.90%      12.25%*
MSCI EAFE Index            20.00%  9.00%   9.19%      11.16%*

* Fund inception (4/12/93). Index inception computed from (3/31/93).


Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .56%
--------------------------------------------
Total Annual Fund Operating Expenses   1.81%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $184                   $569                                  $980                                  $2,127

                                       .
TRANSEUROPE FUND (US) (not currently available for purchase)

_______________________________________________________________________________


Investment Goal     High level of total return through capital appreciation
                    and current income


Principal           The TransEurope Fund primarily invests in common stocks
Investment          and other equity securities of companies headquartered or
Strategies          based in European countries. The Fund's investments are
                    diversified among issuers located in various European countries, such as Belgium, Denmark, France, Germany,
                    Italy and Finland. The Fund focuses on developed countries, but may invest in countries with emerging markets, such as Hungary, Poland and Slovakia.


Principal Risks     In addition to the general risks of investing in an
of Investing in     International Fund, this Fund is subject to the risks
this Fund           associated with equity investing. Investments in equity
                    securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    Since the Fund's investments are focused on securities of issuers located in Europe, the Fund is subject to the risk that securities of companies headquartered or based in Europe will underperform the equity markets as a whole, as well as the risk that issuers in Europe will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic, or other developments in Europe. Government regulation and restriction in many European countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments, affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                    On January 1, 1999, various European countries implemented a plan to convert or tie their currencies to a new currency unit, the euro. Although it is not possible to predict the impact of this conversion on the Fund, the ongoing conversion to the euro may change the economic environment and behavior of investors, particularly in European markets. The Advisor may need to modify the Fund's strategy in response to these changes. The conversion to the euro may adversely affect financial markets worldwide and may cause fluctuations in the value of the U.S. dollar and other major currencies.

                                       .

                     The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses*                         .54%
--------------------------------------------
Total Annual Fund Operating Expenses   1.79%
--------------------------------------------

* Since the Fund has not started operations, Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

             1 Year                                                    3 Years
             ------                                                    -------
              $182                                                      $563

                                       .
ASIAN TIGERS FUND (US)
-------------------------------------------------------------------------------


Investment Goal     Capital Appreciation


Principal           The Asian Tigers Fund primarily invests in common stocks
Investment          and other equity securities of companies headquartered or
Strategies          based in Asian countries (other than Japan). The Advisor
                    diversifies the Fund's investments among various Asian countries, such as Hong Kong, Singapore, South Korea,
                    Thailand, Taiwan and Indonesia, some of which have emerging markets. The Fund does not intend to invest in Japan. The Advisor allocates the Fund's investments according to the relative attractiveness of the countries and within those, the relative attractiveness of the stocks. At the same time the Fund is managed in an effort to reduce risk. In selecting investments for the Fund, the Advisor evaluates each company using a combined top-down
                    (emphasis on market and sectors) and bottom-up (emphasis on individual industries and companies) approach. The
                    Advisor tries to identify large capitalization liquid companies with growth potential.


Principal Risks     In addition to the general risks of investing in any
of Investing in     International Fund, this Fund is subject to the risks
this Fund           associated with equity investing. Investments in equity
                    securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    Since the Fund's investments are focused on securities of issuers located in Asia, the Fund is subject to the risk that securities of companies headquartered or based in Asia will underperform the equity markets as a whole, as well as the risk that issuers in Asia will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Asia. Government regulation and restrictions in many Asian countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                                       .

                     The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing (e.g., South Korea, Thailand). With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1995     1996     1997     1998
 ----     ----     ----     ----
11.18%   14.21%   -36.25%   -11.89%

                                   Best Quarter
                                   -------------
                                      26.57%
                                     12/31/98

                                   Worst Quarter
                                   -------------
                                      -28.57%
                                      6/30/98


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International
(MSCI) All Asia Free ex-Japan Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI All Asia Free ex-Japan Index is a widely recognized index that tracks seven Pacific Basin countries, excluding Japan, and represents only those securities that are available for investment by international investors.

                                   1 Year  3 Years Since Inception
                                   ------- ------- ---------------
Asian Tigers Fund                  -11.89% -13.75%      -7.57%*
MSCI All Asia Free ex-Japan Index   -7.79% -15.39%     -12.15%*

* Fund inception (1/12/94). Index inception computed from (12/31/93).


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .84%
--------------------------------------------
Total Annual Fund Operating Expenses   2.09%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $212                   $655                                 $1,124                                 $2,421

                                       .
LATIN AMERICA EQUITY FUND(US)

--------------------------------------------------------------------------------


Investment Goal      Long-term capital appreciation


Principal            The Latin America Equity Fund primarily invests in common
Investment           stocks and other equity securities of companies
Strategies           headquartered or based in Latin American countries. In an
                     effort to reduce risk, the Advisor diversifies the Fund's investments among economic sectors. In selecting investments for the Fund, the Advisor seeks to benefit from economic and other developments in Latin America.
                     The Advisor tries to identify companies with long-term growth prospects whose securities are trading at reasonable prices. The Advisor considers a company's competitive advantages and its ability to sustain earnings growth in comparison to its peers. The Advisor selects the Fund's investments using a combination of top-down (emphasis on market and sectors) and bottom-up
                     (emphasis on individual industries and companies) approaches, with an emphasis on the latter. The Advisor diversifies the Fund's investments among various Latin
                     American countries, such as Argentina, Brazil, Chile,
                     Colombia, Mexico, Peru and Venezuela.


Principal Risks      In addition to the general risks of investing in any
of Investing in      International Fund, this Fund is subject to the risks
this Fund            associated with equity investing. Investments in equity
                     securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                     Since the Fund's investments are focused on securities of issuers located in Latin America, the Fund is subject to the risk that Latin American securities will underperform the equity markets as a whole, as well as the risk that issuers in Latin America will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Latin America. Government regulation and restrictions in many Latin American countries may limit the amount and extent of the Fund's investments in those countries. Regional economies are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                                       .

                    The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing (e.g., Peru, Venezuela). With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in Common Shares of the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Common Shares are not offered in this Prospectus. The performance of the Fund's Investor Shares would be substantially similar because the shares are invested in the same portfolio securities, but would differ slightly, however, due to differences in expenses.

The bar chart shows changes in the Fund's performance from year to year.

 1997     1998
 ----     ----
35.50%   -36.33%

                                   Best Quarter
                                   -------------
                                      22.73%
                                      6/30/97

                                   Worst Quarter
                                   -------------
                                      -32.83%
                                       9/30/98


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International Emerging Markets Latin America Free Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI Emerging Markets Latin America Free Index is a widely recognized index of stocks from Latin American countries.

                                                1 Year  Since Inception
                                                ------- ---------------
Latin America Equity Fund                       -36.33%         - 4.82%*
MSCI Emerging Markets Latin America Free Index  -35.11%          -4.63%*

* Fund inception (7/1/96). Index inception computed from (6/30/96).



Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                         1.16%
--------------------------------------------
Total Annual Fund Operating Expenses   2.41%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $244                   $751                                 $1,285                                 $2,746

                                       .
INTERNATIONAL FIXED INCOME FUND (US)

_______________________________________________________________________________

                              [LOGO APPEARS HERE]

Investment Goal     High level of total return, relative to funds with like
                    investment goals, measured in U.S. dollar terms, from income and capital appreciation

                              [LOGO APPEARS HERE]

Principal           The International Fixed Income Fund primarily invests in
Investment          debt securities of foreign companies and debt securities
Strategies          issued by foreign governments (commonly called sovereign
                    debt). In selecting investments for the Fund, the Advisor manages currency, interest rates, yield curve and credit exposure in an effort to maximize returns. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor generally focuses on investment grade bonds with intermediate maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

                              [LOGO APPEARS HERE]

Principal Risks     In addition to the general risks of investing in any
of Investing in     International Fund, this Fund is subject to the risks of
this Fund           investing in corporate debt and other fixed income
                    securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa.
                    Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The volatility of lower rated securities is even greater since the prospects for repayment of principal and interest are more speculative.

                    Investing in sovereign debt involves a high degree of risk, since the government that controls the repayment of the debt may not be willing or able to repay principal or interest when it is due. This may happen as a result of political constraints, cash flow problems and other national economic factors. As a result, government may default on their debt obligations, which may require the Fund to participate in debt rescheduling or other proceedings.

                    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                    Although the International Funds typically do not engage in hedging activities, this Fund may do so occasionally.

                                       .

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-1.71%   20.68%   2.62%    -6.16%   14.84%

                                   Best Quarter
                                   -------------
                                      11.96%
                                      3/31/95

                                   Worst Quarter
                                   -------------
                                      -6.06%
                                      3/31/97

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the J.P. Morgan Global Non-U.S. Government Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The J.P. Morgan Global Non-U.S. Government Bond Index is a widely recognized index of bonds issued by governments other than the U.S.

                                        1 Year 3 Years 5 Years Since Inception
                                        ------ ------- ------- ---------------
International Fixed Income Fund         14.84%  3.41%   5.58%       5.61%*
J.P. Morgan Global Non-U.S. Government
Bond Index                              18.28%  6.21%   8.77%       8.70%*

* Fund inception (4/26/93). Index inception computed from (4/30/93).


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .80%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                         1.01%
--------------------------------------------
Total Annual Fund Operating Expenses   2.06%
--------------------------------------------
Fee Waiver/1/                          -.05%
--------------------------------------------
Net Expenses                           2.01%
--------------------------------------------

/1/The Administrator has agreed to waive its fees through April 2000 in an amount necessary to limit administration fees (included in Other Expenses) to
 .10% of the Fund's net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $204                   $641                                 $1,104                                $2,386

                                       .
THE BOND FUNDS ________________________________________________________________

The Bond Funds are subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness and even year 2000 readiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Lower rated securities are also volatile, since the prospects for repayment of principal and interest are more speculative.

Each Bond Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
FIXED INCOME FUND (US)

________________________________________________________________________________

                              [LOGO APPEARS HERE]

Investment Goal      High level of total return, relative to funds with like
                     investment goals, from income, and to a lesser degree, capital appreciation

                              [LOGO APPEARS HERE]

Principal            The Fixed Income Fund primarily invests in debt
Investment           securities, such as corporate bonds and U.S. Treasury and
Strategies           government agency obligations, mortgage-backed securities
                     and asset backed securities. In selecting investments for the Fund, the Advisor seeks securities that show improving fundamentals not yet reflected in their price.
                     The Advisor broadly emphasizes all fixed income securities, including mortgage-backed, corporate and U.S.
                     government securities, in an effort to reduce risk.

                     The Advisor actively manages four key components of portfolio risk:

                        .  Duration (the sensitivity of a bond's price changes
                            in interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                        .  Yield curve (the range of yields offered from short
                            term securities to long term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.

                        .  Sector allocation (the percentage of assets in
                            corporate bonds, governments, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                        .  Security selection is based on a fundamental
                            understanding of each holding including credit analysis, market value and price volatility.

                     There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor generally focuses on investment grade securities with intermediate to long maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors. In addition, the Fund may invest in fixed income securities rated below investment grade (commonly called "high yield" or "junk" bonds).

                              [LOGO APPEARS HERE]

Principal Risks      In addition to the general risks of investing in any Bond
of Investing in      Fund, this Fund is subject to the risks of investing in
this Fund            U.S. government and mortgage-backed securities. Although
                     investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S.
                     government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. High yield bonds involve greater risk of default, or price declines than investment-grade securities. The market prices of such lower rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities.

                                       .

                    Mortgage backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk.

                    Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return oportunities, the Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-3.97%   17.40%   3.24%    8.92%    6.81%

                                   Best Quarter
                                   -------------
                                       5.85%
                                      6/30/95

                                   Worst Quarter
                                   -------------
                                      -2.94%
                                      3/31/94


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.


                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Fixed Income Fund                      6.81%   6.30%   6.25%     6.37%*
Lehman Brothers Aggregate Bond Index   8.69%   7.29%   7.27%     7.24%*

* Fund inception (3/12/93). Index inception computed from (2/28/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .60%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .48%
--------------------------------------------
Total Annual Fund Operating Expenses   1.33%
--------------------------------------------
Fee Waivers/1/                         -.15%
--------------------------------------------
Net Expenses                           1.18%
--------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April
  2000 in amounts necessary to limit advisory and administration fees to .50% and .10%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $120                   $407                                  $714                                  $1,588

                                       .
INTERMEDIATE GOVERNMENT FIXED INCOME FUND (US)

_______________________________________________________________________________

                              [LOGO APPEARS HERE]

Investment Goal     High level of total return, relative to funds with like
                    investment goals, consistent with preservation of capital, from income and, to a lesser degree, capital appreciation

                              [LOGO APPEARS HERE]

Principal           The Fund invests substantially all of its assets in U.S.
Investment          government obligations, including U.S. Treasury
Strategies          obligations, U.S. government agency securities and
                    mortgage-backed securities issued by such agencies. The
                    Advisor anticipates that, under normal circumstances, the Fund's dollar-weighted average maturity will range from three to ten years.

                    The Advisor actively manages four key components of portfolio risk:

                       . Duration (the sensitivity of a bond changes in
                          interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                       . Yield curve (the range of yields offered from short
                          term securities to long term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.

                       . Sector allocation (the percentage of assets in
                          Treasuries, mortgage-backed securities, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                       . Security selection is based on a fundamental
                          understanding of each holding including market value and price volatility.

                              [LOGO APPEARS HERE]

Principal Risks     In addition to the general risks of investing in any Bond
of Investing in     Fund, this Fund is subject to the risks of investing in
this Fund           U.S. government and mortgage-backed securities issued by
                    such agencies. Although investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others have an implied backing, plus the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

                    Mortgage-backed securities (including collateralized mortgage obligations, a type of mortgage-backed security) are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk. The Advisor actively manages this risk.

                    Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities, the Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-3.03%   13.59%   3.30%    7.66%    7.56%

                                   Best Quarter
                                   -------------
                                       4.65%
                                      9/30/98

                                   Worst Quarter
                                   -------------
                                      -2.48%
                                      3/31/94

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Intermediate Government Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government Bond Index is a widely recognized index of U.S. Treasury securities, U.S. government agency obligations and corporate bonds backed by the U.S. government.

                                         1 Year 3 Years 5 Years Since Inception
                                         ------ ------- ------- ---------------
Intermediate Government Fixed Income
Fund                                     7.56%   6.16%   5.67%       5.38%*
Lehman Brothers Intermediate Government
Bond Index                               8.49%   6.73%   6.45%       6.35%*

*Fund inception (4/12/93). Index inception computed from (3/31/93).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .60%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .64%
--------------------------------------------
Total Annual Fund Operating Expenses   1.49%
--------------------------------------------
Fee Waivers/1/                         -.15%
--------------------------------------------
Net Expenses                           1.34%
--------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April
  2000 in amounts necessary to limit advisory and administration fees to .50% and .10%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $136                   $456                                  $799                                  $1,767

                                       .
TAX-EXEMPT FIXED INCOME FUND (US)

_______________________________________________________________________________

                              [LOGO APPEARS HERE]

Investment Goal     High level of total return, relative to funds with like
                    investment goals, from income, consistent with preservation of capital

                              [LOGO APPEARS HERE]

Principal           The Tax-Exempt Fixed Income Fund primarily invests in debt
Investment          securities and invests at least 80% of its net assets in
Strategies          securities that pay income exempt from Federal income and
                    alternative minimum taxes. The issuers of these securities may be located in any U.S. state, territory or possession.
                    The Advisor varies the Fund's concentration of investments among regions based on its analysis of market conditions and seeks to take advantage of economic developments. In selecting investments for the Fund, the Advisor focuses on securities of municipal issuers with improving credit while limiting risk as much as possible.

                    There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor focuses on investment grade securities with intermediate to longer-term securities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

                    The Advisor actively manages four key components of portfolio risk:

                       . Duration (the sensitivity of a bond changes in
                          interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                       . Yield curve (the range of yields offered from short
                          term securities to long term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.

                       . Sector allocation (the percentage of assets in
                          securities issued to fund housing projects, airports or hospitals, for example) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                       . Security selection is based on a fundamental
                          understanding of each holding including credit analysis, market value and price volatility.

                              [LOGO APPEARS HERE]

Principal Risks     In addition to the general risks of investing in any Bond
of Investing in     Fund, this Fund is subject to the risks of investing in
this Fund           municipal securities. There may be economic or political
                    changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating or year 2000 difficulties of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
-5.27%   15.43%   2.70%    9.11%    5.31%

                                   Best Quarter
                                   -------------
                                       5.89%
                                      3/31/95

                                   Worst Quarter
                                   -------------
                                      -5.50%
                                      3/31/94

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Municipal Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely recognized index of municipal bonds with maturities of at least one year.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Tax-Exempt Fixed Income Fund          5.31%   5.67%   5.23%       5.26%*
Lehman Brothers Municipal Bond Index  6.48%   6.69%   6.23%       6.56%*

*Fund inception (3/9/93). Index inception computed from (2/28/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .60%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .67%
--------------------------------------------
Total Annual Fund Operating Expenses   1.52%
--------------------------------------------
Fee Waivers/1/                         -.15%
--------------------------------------------
Net Expenses                           1.37%
--------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April
  2000 in amounts necessary to limit advisory and administration fees to .50% and .10%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $139                   $466                                  $815                                  $1,800

                                       .
LIMITED VOLATILITY FIXED INCOME FUND(US) (not currently available for purchase)

_______________________________________________________________________________


Investment Goal     High level of current income, consistent with relative
                    stability of principal


Principal           The Limited Volatility Fixed Income Fund primarily invests
Investment          in a diversified portfolio of investment grade corporate
Strategies          bonds, U.S. government agency securities, municipal
                    securities and sovereign debt securities. Under normal circumstances, the Fund's dollar-weighted average maturity will be less than six years.


Principal Risks     In addition to the general risks of investing in any Bond
of Investing in     Fund, this Fund is subject to the risks of investing in
this Fund           municipal securities, foreign securities and sovereign
                    debt.

                    There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

                    Investing in foreign countries poses distinct risks, since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                    Investing in sovereign debt involves a high degree of risk, since the government that controls the repayment of the debt may not be willing or able to repay principal or interest when it is due. This may happen as a result of political constraints, cash flow problems and other national economic factors. As a result, government may default on their debt obligations, which may require the Fund to participate in debt rescheduling or other proceedings.

                                       .

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .60%
Distribution and Service (12b-1) Fees   .25%
Other Expenses/1/                       .24%
--------------------------------------------
Total Annual Fund Operating Expenses   1.09%
--------------------------------------------
Fee Waiver/2/                          -.10%
--------------------------------------------
Net Expenses                            .99%
--------------------------------------------

/1/Since the Fund has not started operating, Other Expenses are based on estimated amounts for the current fiscal year.
/2/The Advisor has agreed to waive its fees through April 2000 in amounts necessary to limit advisory fees to .50% of the Fund's net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

               1 Year                                                  3 Years
               ------                                                  -------
                $101                                                    $337

                                       .
THE MONEY MARKET FUNDS ________________________________________________________

Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These generally include CDs, bankers' acceptances, U.S. Treasury securities, some municipal securities, commercial paper, and repurchase agreements involving these instruments. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

Each Money Market Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

                                       .
TREASURY MONEY MARKET FUND (US)

________________________________________________________________________________

                              [LOGO APPEARS HERE]

Investment Goal      To preserve principal value and maintain a high degree of
                     liquidity while providing current income

                              [LOGO APPEARS HERE]

Principal            The Treasury Money Market Fund invests substantially all
Investment           of its assets in high-quality U.S. Treasury money market
Strategies           instruments, repurchase agreements involving these
                     obligations, and shares of money market funds that invest in U.S. Treasury obligations. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,
                        . market conditions, and
                        . liquidity needs.

                     The Advisor adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).

                              [LOGO APPEARS HERE]

Principal Risks      An investment in the Fund is subject to the risk that the
of Investing in      Fund's yield will decline due to falling interest rates.
This Fund            A Fund share is not a bank deposit and is not insured or
                     guaranteed by the FDIC or any government agency. In addition, although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
3.32%    5.02%    4.54%    4.70%    4.64%

                                   Best Quarter
                                   -------------
                                       1.28%
                                      6/30/95
                                   Worst Quarter
                                   -------------                         -----
                                       .59%
                                      3/31/94


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC U.S. Treasury Average. An average measures the share prices of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                            1 Year 3 Years 5 Years Since Inception
                            ------ ------- ------- ---------------
Treasury Money Market Fund  4.64%   4.63%   4.44%       4.15%*
IBC U.S. Treasury Average   4.65%   4.73%   4.60%       4.33%*

*Fund inception (3/25/93). Average inception computed from (3/30/93).

To obtain the Fund's current yield, please call 1-800-443-4752.

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .35%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .46%
--------------------------------------------
Total Annual Fund Operating Expenses   1.06%
--------------------------------------------
Fee Waivers/1/                         -.23%
--------------------------------------------
Net Expenses/2/                         .83%
--------------------------------------------

/1/ The Advisor and Administrator have agreed to waive their fees through April 2000 in amounts necessary to limit advisory and administration fees to .20% and
 .07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

/2/ After voluntary waivers, net expenses are .58%. Voluntary waivers may be discontinued at any time.

EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $85                    $314                                  $562                                  $1,273

                                       .
GOVERNMENT MONEY MARKET FUND (US)

________________________________________________________________________________

                                  [ICON LOGO]

Investment Goal      To provide as high a level of current income as is
                     consistent with the preservation of capital and liquidity

                                  [ICON LOGO]

Principal            The Government Money Market Fund invests 100% of its
Investment           assets in U.S. government money market instruments, such
Strategies           as U.S. Treasury obligations and U.S. government agency
                     securities, and repurchase agreements involving these instruments. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,
                        . market conditions, and
                        . liquidity needs.

                     The Advisor monitors the Fund's investments and adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).

                                  [ICON LOGO]

Principal Risks      An investment in the Fund is subject to the risk that the
of Investing in      Fund's yield will decline due to falling interest rates.
This Fund            A Fund share is not a bank deposit and is not insured or
                     guaranteed by the FDIC or any government agency. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                       .


Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

1994     1995     1996     1997     1998
----     ----     ----     ----     ----
3.63%    5.33%    4.82%    5.05%    4.91%



                                   Best Quarter
                                   -------------
                                       1.34%
                                      6/30/95

                                   Worst Quarter
                                   -------------
                                       .68%
                                      3/31/94

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Government Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                              1 Year 3 Years 5 Years Since Inception
                              ------ ------- ------- ---------------
Government Money Market Fund  4.91%   4.93%   4.75%       4.50%*
IBC Total Government Average  4.97%   4.97%   4.81%       4.55%*

*Fund inception (4/22/93). Average inception computed from (4/30/93).

To obtain the Fund's current yield, please call 1-800-443-4725.


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .20%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .44%
--------------------------------------------
Total Annual Fund Operating Expenses    .89%
--------------------------------------------
Fee Waiver/1/                          -.08%
--------------------------------------------
Net Expenses/2/                         .81%
--------------------------------------------

/1/The Administrator has agreed to waive its fees through April 2000 in an amount necessary to limit administration fees (included in Other Expenses) to .07% of the Fund's net assets.

/2/After voluntary waivers, net expenses are .63%. Voluntary waivers may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $83                    $276                                  $485                                  $1,089

                                       .
MONEY MARKET FUND (US)

________________________________________________________________________________


Investment Goal      To provide as high a level of current income as is
                     consistent with the preservation of capital and liquidity


Principal            The Money Market Fund invests substantially all of its
Investment           assets in high quality money market instruments issued by
Strategies           corporations, banks and the U.S. government or its
                     agencies or instrumentalities, as well as repurchase agreements involving these investments. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,
                        . market conditions, and
                        . liquidity needs.

                     The Advisor monitors the Fund's investments for credit quality changes and may adjust the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve ( the range of yields offered).


Principal Risks      An investment in the Fund is subject to the risk that the
of Investing in      Fund's yield will decline due to falling interest rates.
This Fund            A Fund share is not a bank deposit and is not insured or
                     guaranteed by the FDIC or any government agency. In addition, the Fund is subject to the risk that an issuer will be unable to make timely payments of principal or interest. Changes in the credit ratings of issuers could affect the Fund's share price. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

                                       .

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
3.71%    5.38%    4.87%    5.12%    4.97%

                                   Best Quarter
                                   -------------
                                       1.35%
                                      6/30/95
                                   Worst Quarter
                                   -------------
                                       .69%
                                      3/31/94


This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Taxable Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.


                           1 Year 3 Years 5 Years Since Inception
                           ------ ------- ------- ---------------
Money Market Fund          4.97%   4.99%   4.81%       4.54%*
IBC Total Taxable Average  5.04%   5.04%   4.87%       4.57%*

* Fund inception and average inception computed from (3/31/93).

To obtain the Fund's current yield, please call 1-800-443-4725.


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .35%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .43%
--------------------------------------------
Total Annual Fund Operating Expenses   1.03%
--------------------------------------------
Fee Waivers/1/                         -.23%
--------------------------------------------
Net Expenses/2/                         .80%
--------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April
  2000 in amounts necessary to limit advisory and administration fees to .20% and .07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

/2/After voluntary waivers, net expenses are .66%. Voluntary waivers may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $82                    $305                                  $546                                  $1,239

                                       .
TAX-EXEMPT MONEY MARKET FUND (US)

________________________________________________________________________________


Investment Goal      To preserve principal value and maintain a high degree of
                     liquidity while providing current income exempt from Federal income tax and not included as a preference item under the Federal alternative minimum tax


Principal            The Tax-Exempt Money Market Fund invests substantially
Investment           all of its assets in short-term, high quality money
Strategies           market instruments issued by municipalities and other
                     issuers. Under normal circumstances, the Fund invests at least 80% of its net assets in securities that pay income exempt from Federal income and alternative minimum taxes.
                     These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. The
                     Advisor emphasizes particular market sectors of the municipal money market that it expects will outperform the market as a whole. The Advisor structures the Fund's portfolio based on its outlook on:

                        . interest rates,
                        . market conditions, and
                        . liquidity needs.

                     The Advisor monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).


Principal Risks      An investment in the Fund is subject to the risk that the
of Investing in      Fund's yield will decline due to falling interest rates.
This Fund            In addition, since the Fund may purchase securities
                     supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

 1994     1995     1996     1997     1998
 ----     ----     ----     ----     ----
2.24%    3.24%    2.88%    3.10%    2.96%

                                   Best Quarter
                                   -------------
                                       .85%
                                      6/30/95

                                   Worst Quarter
                                   -------------
                                       .43%
                                      3/31/94

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Tax-Free Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Tax-Free Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                              1 Year 3 Years 5 Years Since Inception
                              ------ ------- ------- ---------------
Tax-Exempt Money Market Fund  2.96%   2.98%   2.88%       2.72%*
IBC Total Tax-Free Average    2.94%   3.03%   2.96%       2.82%*

*Fund inception (3/24/93). Average inception computed from (3/31/93).

To obtain the Fund's current yield, please call 1-800-443-4725.

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .35%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .45%
--------------------------------------------
Total Annual Fund Operating Expenses   1.05%
--------------------------------------------
Fee Waivers/1/                         -.23%
--------------------------------------------
Net Expenses/2/                         .82%
--------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April
  2000 in amounts necessary to limit advisory and administration fees to .20% and .07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses.

/2/After voluntary fee waivers, net expenses are .57%. Voluntary waivers may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $84                    $311                                  $557                                  $1,262

                                       .
More Information About Risk ____________________________________________________
This section gives you more information about the risks of investing in the Funds. The Funds may invest in other securities, use other strategies and engage in other investment practices than those described in this Prospectus. These are discussed in detail in the Statement of Additional Information.

                  Type of Risk                         Funds Subject to Risk


Early Closing Risk--Unanticipated early             All Funds
closings of markets or exchanges may result in a Fund being unable to sell or buy securities on that day. If an exchange or market closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

Convertible Securities--Convertible securities      Stock Funds Balanced Fund
have characteristics of both fixed income and       International Funds Bond
equity securities. The value of the convertible     Funds
security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.

Fixed Income Risk--In addition to the general       Balanced Fund
risks of investing in bonds and other fixed         International Fixed Income
income securities, different types of fixed         Fund Bond Funds
income securities may be subject to the
following additional risks:

  Call Risk--During periods of falling
  interest rates, debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.

  Credit Risk--The possibility that an issuer will be unable to make timely payments of either principal or interest.

  Since a Fund may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund's share price.

  Event Risk--Securities may suffer
  substantial declines in credit quality and market value due to corporate or governmental restructurings. While this risk may be high for certain securities held by a Fund, the overall risk should be reduced because of the Fund's multiple holdings.

                                       .

                  Type of Risk

                                                       Funds Subject to Risk

Hedging Risk--Hedging is a strategy designed to     Stock Funds Balanced Fund
offset investment risks. Hedging activities         International Funds Bond
include, among other things, the use of             Funds
forwards, options and futures. The Funds typically do not engage in hedging activities.
Further, the Advisor may choose not to hedge under certain market or economic conditions.

There are risks associated with hedging
activities, including:

  . The success of a hedging strategy depends on an abiliy to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates;

  . There may be an imperfect or no
    correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures;

  . There may not be a liquid secondary
    market for a futures contract or option;

  . Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in certain markets, including Latin
    American, Asian and emerging markets
    generally. This may limit a Fund's
    ability to effectively hedge its
    investments in those markets.


  Futures--The Funds may, but typically do          Stock Funds Balanced Fund
  not, use futures contracts and related            International Funds Bond
  options for bona fide hedging purposes to         Funds
  offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a certain market position, and for certain other tax-related purposes. Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

                                       .
                 Type of Risk                        Funds Subject to Risk


  Options--The buyer of an option acquires        Stock Funds Balanced Fund
  the right to buy (a call option) or sell        International Funds Bond
  (a put option) a certain quantity of a          Funds
  security (the underlying security) or
  instrument at a certain price up to a
  specified point in time. The seller or
  writer of an option is obligated to sell
  (a call option) or buy (a put option) the underlying security. When writing
  (selling) call options on securities, the Funds may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security.
  Alternatively, the Funds may cover its
  position by maintaining in a segregated
  account cash or liquid securities equal
  in value to the exercise price of the
  call option written by the Funds.

  Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. The aggregate value of option positions may not exceed 10% of a Fund's net assets at the time the Fund enters into an option contract.



Year 2000 Risk--The Funds depend on the           All Funds
smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and are seeking assurances from their service providers that they are devoting significant resources to prevent material adverse consequences to the Funds.
While it is likely that such assurances will be obtained, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year
2000 computer difficulties experienced by
U.S. and foreign issuers of portfolio
securities, particularly governmental
issuers, or third parties, such as
custodians, banks, broker-dealers or others with which the Funds do business.
Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year
2000 may add to the possibility of losses of the Funds and shareholders.

                                       .

                  Type of Risk

                                                       Funds Subject to Risk

Temporary Defensive Investing--The investments      All Funds
and strategies described throughout the
prospectus are those the Advisor uses under normal market conditions. When the Advisor determines that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments, hold U.S. dollars and foreign currencies, including multinational currency units (such as the euro) or shorten its average weighted maturity. This may occur, for example, if securities markets or issuers experience difficulties with the year 2000 transition. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

 ..............................................

  How Do I Obtain an Application?

  Account Applica-
  tion forms can be
  obtained by call-
  ing 1-800-443-4725

 ..............................................
                                       .
 ................................
 ................................
How to Purchase, Exchange and Sell Your Shares ________________________________

Purchasing Investor Shares

How To Purchase     You may purchase Investor Shares of the Funds through
Investor Shares     banks, various brokerage firms and other financial
                    intermediaries that are authorized to sell Investor Shares
                    (intermediaries).
                       Investor Shares are offered
                    without a sales charge. However,
                    intermediaries may charge fees for
                    services provided in connection
                    with buying, selling or exchanging
                    shares. Each intermediary also may
                    have its own rules about shares
                    transactions. For more information
                    about how to purchase shares
                    through an intermediary, you should contact that intermediary directly.
                       You may purchase a Fund's shares on any business day,
                    excluding major holidays ("Business Day"). Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
                    Memorial Day, Independence Day, Labor Day, Columbus Day,
                    Veterans Day, Thanksgiving Day, and Christmas Day. The price per share (the offering price) will be the net asset value (NAV) per share next determined after we receive your purchase order and payment. We calculate each Fund's
                    NAV once each Business Day. For the Non-Money Market
                    Funds, we calculate NAV as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for these Funds, to receive the current Business Day's NAV, generally we must receive your purchase order from your financial institution before 4:00 p.m., Eastern time.
                       For the Money Market Funds, we must receive your
                    purchase order and payment before 1:00 p.m., Eastern time for you to receive the current Business Day's NAV and that day's dividend. You may not purchase shares of a Money
                    Market Fund by Federal Reserve wire on days the Federal
                    Reserve is closed.
                       Purchase requests for the Money Market Funds submitted
                    to the Transfer Agent before 5:00 p.m., Eastern time, by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time, and will be entitled to receive the dividend declared, on that same Business Day.
                       If we receive your order and payment after the above
                    cut-off times, your purchase order will be effective the next Business Day and your purchase price per share will be the NAV calculated on that next Business Day.
                    Intermediaries may have earlier cut-off times for purchases. For more information about how to purchase through your intermediary, you should contact your intermediary directly.
                       In calculating NAV for the Non-Money Market Funds, we
                    generally value a Fund's portfolio at market price. In calculating NAV for the Money Market Funds, we generally value a Fund's portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are unavailable, or we think that the market prices or the amortized cost valuation method are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that trade on

 ....................................................

 How Does
 an
 Exchange
 Take
 Place?

 When you exchange
 your shares, you
 authorize the sale
 of your shares in
 one Fund to pur-
 chase shares of an-
 other Fund. In
 other words, you
 are requesting a
 sale and then a
 purchase. This sale
 of your shares may
 be a taxable event
 for you.

 ....................................................
                                       .
 ................................................................................
 ................................................................................
                    foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of a Fund's shares may change on days when you cannot purchase or sell Fund shares. Although we cannot assure this, we expect the NAV for the Money Market Funds to remain constant at $1.00 per share.
                       To purchase Investor Shares of any Fund for the first
                    time, you must invest at least $2,000 in any Fund. To purchase additional shares of any Fund, you must invest at least $100. However, we may waive the investment minimums at any time at our discretion.
                       If you have arranged to purchase shares through the
                    Automatic Investment Plan (see below), then you must invest at least $50.
                       You may purchase Investor Shares by direct deposit or
                    Automated Clearing House transactions if your intermediary offers these services. Please contact your intermediary to find out if these services are available to you.
                       The Advisor and Distributor reserve the right to refuse
                    any order for the purchase of shares.

Automatic           With the Automatic Investment Plan ("AIP"), you may
Investment Plan     purchase additional shares automatically through regular
                    deductions from your checking account. After you have established an account with us, you may begin regularly scheduled investments of at least $50 per month. Please contact your intermediary for more information.

Exchanging Investor Shares _____________________________________________________
How To Exchange     You may exchange Investor
Your Shares         Shares of any
                    Fund for Investor Shares of
                    any other Fund on any
                    Business Day. You can request
                    an exchange by contacting
                    your intermediary who will
                    then contact us. Exchanges
                    will be made only after we
                    receive instructions in
                    writing or by telephone. You
                    will receive the current
                    Business Day's NAV if we
                    receive your exchange request
                    in good order before NAV is
                    calculated for the Non-Money
                    Market Funds and by 1:00
                    p.m., Eastern time for the
                    Money Market Funds. Your
                    intermediary may have
                    earlier cutoff times for exchange requests. Please contact your intermediary for more information about exchange requests.
                       Exchange requests for the Money Market Funds submitted
                    to the Transfer Agent before 5:00 p.m., Eastern time, on behalf of accounts for which ABN AMRO North America, Inc.
                    or any of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same Business Day.
                       If your request is for more than $5,000, we may require
                    a written exchange request with a signature guarantee from an eligible guarantor (a notarized signature is not sufficient). The Funds may change or cancel the exchange privilege at any time upon 60 days' notice.

                    In the case of market timing or allocation services
Exchanges By        ("Timing Accounts"), the Distributor will deduct an
Timing Accounts     administrative service fee of $5.00 per exchange. Timing
                    Accounts generally include accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators.

 .................................................

 What is a Signature Guarantee?

 A signature guar-
 antee verifies
 the authenticity
 of your signature
 and may be ob-
 tained from
 banks,
 brokerdealers,
 certain credit
 unions, clearing
 agencies or sav-
 ings associa-
 tions. A notary
 public cannot
 provide a signa-
 ture guarantee.

 .................................................
                                       .
 .................................................
 .................................................
                       The Funds reserve the right to temporarily or
                    permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of a Fund within two weeks of earlier exchange request out of the Fund; (ii) makes more than two exchanges out of a Fund per calendar quarters; or (iii) exchanges Shares equal in value to at least $5 million, or more than 1% of a Fund's net assets. Accounts under common ownership or control including accounts administered so as to redeem to purchase shares based upon certain predetermined market indicators will be aggregated for purposes of the exchange limits.
                       In addition, the Funds reserve the right to refuse the
                    purchase and/or exchange requests by any Timing Account, person, or group if, in the Advisor's judgment a Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. A shareholder's exchange into a Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, in particular, a pattern of exchanges that coincides with a market timing strategy may be disruptive to the Fund and therefore may be refused.
                       The Advisor and the Distributor reserve the right to
                    refuse any order for the purchase of shares.

Selling Investor Shares ________________________________________________________
How To Sell Your    You may sell (redeem) your
Shares              shares on any
                    Business Day by contacting
                    your intermediary directly. If
                    your request is for more than
                    $5,000, or if you are
                    requesting that the proceeds
                    from your redemption be sent
                    to an address or an account
                    that is different from what we
                    have on our records, then we
                    may require a written
                    redemption request with a
                    signature guarantee from an
                    eligible
                    guarantor (a notarized signature is not sufficient).
                       You will receive the current Business Day's
                    NAV if we receive your redemption request in good order before NAV is calculated for the Non-Money Market Funds and by 1:00 p.m., Eastern time for the Money Market Funds. Your intermediary may have earlier cut-off times for redemption requests. Please contact your intermediary for more information about redemption requests.
                       Redemption requests for the Money Market Funds submitted
                    to the Transfer Agent before 5:00 p.m., Eastern time, by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same Business Day.

Receiving Your      Normally, we will send your redemption proceeds within
Money               seven Business Days after we
                    receive your request. Your proceeds can be mailed to you or mailed or wired to your bank account. To request a wire transfer, please contact your intermediary. You will be charged a $10.00 fee by the Fund for each wire transfer. If you recently purchased

                                       .
                    your shares by check or through an AIP, then your proceeds may not be available until your check has cleared (which may take up to 15 days).
                       We intend to pay your redemption proceeds in cash.
                    However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund), we may pay all or part of your redemption proceeds in portfolio securities that have a market value equal to the redemption price. Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any gain from the sale.

Systematic          Under the Systematic Withdrawal Plan ("SWP"), you may
Withdrawal Plan     arrange monthly, quarterly,
                    semi-annual, or annual automatic withdrawals of $50 or more from any Fund. The proceeds can be mailed to you or wired to your bank account. You may use the SWP if you automatically reinvest your dividends (see Dividends and Distributions below) and your account has a current value of $5,000 or more. You should contact your intermediary to find out if a SWP is available to you and for further information about the SWP. To change or cancel your SWP, please contact your intermediary.

Involuntary         If your account balance drops below $2,000 (the required
Redemptions         minimum initial purchase
                    amount) due to redemptions, including redemptions through the SWP, you may be required to redeem your remaining shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid involuntary redemption.

More Information About Share Transactions _____________________________________

How To Change the   If you own shares that are registered in your
Registration of     intermediary's name, and you want to
Your Shares         transfer the registration to another intermediary or want
                    the shares registered in your name, then you should contact your intermediary for instructions to make this change.

Checkwriting        You may elect the Money Market Funds' checkwriting
Service For Money   services which allow you to write
Market Fund         checks in amounts of $100 or more. You may not, however,
Investors           use a check to close your account. You may not write
                    checks against Investor Shares of the Money Market Funds in your account which you purchased within the last 15 days, except for shares you purchased by wire (which are immediately available). Please contact your intermediary to find out if checkwriting services are available to you and for more information about checkwriting services.

Telephone           Telephone transactions are extremely convenient, but not
Transactions        without risk. To try to keep
                    your telephone transactions as safe, secure, and risk-free as possible, we have developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. We will not be responsible for any loss, liability, cost, or expense for following telephone or wire instructions we reasonably believe to be genuine. If your intermediary chooses to make telephone transactions, you and your intermediary will generally bear the risk of any loss. Your intermediary may not close your account by telephone.

 .......................

  Distributions

  The Funds dis-
  tribute income
  dividends and
  capital gains.
  Income dividends
  represent the
  earnings from a
  Fund's invest-
  ments; capital
  gains occur when
  a Fund sells a
  portfolio secu-
  rity for more
  than the original
  purchase price.

 .......................
                                       .

Dividends and Distributions ____________________________________________________
                     The Funds distribute their net investment income as follows:
                                                Declared and distributed monthly
                         .Stock Funds
                           Balanced Fund
                           Bond Funds

                         .International Funds
                                                Declared and distributed at
                                                least annually

                         .Money Market Funds
                                                Declared daily and distributed
                                                monthly

                     The Funds distribute capital
                     gains if any, at least annually.
                     If you own Fund shares on a
                     Fund's record date, you will be
                     entitled to receive the
                     distribution. If a Fund does not
                     have income or capital gains
                     available to distribute, as
                     determined under tax laws, you
                     will not receive a distribution.
                        You will receive dividends
                     and distributions in the form of
                     additional shares unless you
                     have elected to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of distribution. Your election will become effective for dividends paid after we receive your written notice. To cancel your election, simply send us written notice.

 .......................

 Taxes

 Distributions you
 receive from a Fund
 may be taxable
 whether or not you
 reinvest them.

 .......................



Tax Information _______________________________________________________________
                     The following is a summary of some important tax issues
                     that affect the Funds and their shareholders. The summary
                     is based on current tax laws, which may be changed by
                     legislative, judicial or administrative action. We have
                     not tried to present a detailed explanation of the tax
                     treatment of the Funds or their shareholders. More
                     information about taxes is in our Statement of Additional
                     Information. We urge you to consult your tax advisor
                     regarding specific questions about federal, state and
                     local income taxes.
Tax Status of
Distributions        Each Fund will distribute
                     substantially all of its income
                     and capital gains, if any. The
                     dividends and distributions you
                     receive may be subject to
                     federal, state and local
                     taxation, depending on your tax
                     situation. You may be taxed on
                     each sale of Fund shares.
                        The Tax-Exempt Fixed
                     Income and Tax-Exempt Money
                     Market Funds intend to
                     distribute federally tax-
                     exempt income. This income
                     may be subject to state and
                     local taxes. Each Fund,
                     however, may invest a
                     portion of its assets in
                     securities that generate
                     taxable income for federal
                     or state income taxes. Any
                     capital gains distributed
                     by these Funds may be
                     taxable.
                        More information about taxes
                     is in the Statement of Additional
                     Information.

 .......................

 Investment
 Advisor

 The Funds' Advi-
 sor manages
 investment activ-
 ities and is re-
 sponsible for the
 performance
 of the Funds. The
 Advisor conducts
 research, exe-
 cutes Fund strat-
 egies based on an
 assessment of
 economic and mar-
 ket conditions,
 and determines
 which portfolio
 securities to
 buy, hold or
 sell.
 .......................
                                       .
 ................................................................................
 ................................................................................
InvestmentAdvisor  ____________________________________________________________
                    The Advisor makes investment
                    decisions for the assets of the
                    Funds and continuously reviews,
                    supervises, and administers each
                    Fund's investment program. The
                    Trustees of the Funds supervise
                    the Advisor and establish
                    policies that the Advisor must
                    follow in its day-to-day
                    management activities.
                       ABN AMRO Asset Management
                    (USA) Inc. (the Advisor), 208
                    South LaSalle Street Chicago, IL
                    60604, was organized in March
                    1991 under the
                    laws of the State of Delaware.
                    The Advisor
                    manages assets for individuals,
                    corporations,
                    unions, governments, insurance
                    companies, and
                    charitable organizations. As of December 31, 1998, the Advisor managed approximately $7.4 billion in assets.
                       For the fiscal year ended December 31, 1998, the Funds
                    paid the following advisory fees: .80% for the Value Fund, .80% for the Growth Fund, .80% for the Small Cap Growth
                    Fund, 1.00% for the International Equity Fund, 1.00% for the Asian Tigers Fund, 1.00% for the Latin America Equity Fund, .70% for the Real Estate Fund, .70% for the Balanced Fund, .50% for the Fixed Income Fund, .50% for the Intermediate Government Fixed Income Fund, .50% for the Tax-Exempt Fixed Income Fund, .80% for the International Fixed Income Fund, .20% for the Treasury Money Market
                    Fund, .20% for the Government Money Market Fund, .20% for the Money Market Fund and .20% for the Tax-Exempt Money Market Fund.
                       As of December 31, 1998, the TransEurope and Limited
                    Volatility Fixed Income Funds had not yet commenced operations. The Advisor is entitled to receive .80% from the Small Cap Value Fund, which, as of December 31, 1998, had not been in operation for a full fiscal year.
                       The Advisor may use its affiliates as brokers for the
                    Funds' portfolio transactions. The affiliates may receive compensation from the Funds for their brokerage services.
                       The Advisor is an indirect, wholly-owned subsidiary of
                    ABN AMRO Bank, N.V. The Advisor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares. Some of these financial institutions may be affiliated with the Advisor.
                       Jac A. Cerney, C.F.A., Senior Vice President of the
                    Advisor, has served as portfolio manager for the Value
                    Fund and the equity portion of the Balanced Fund since their inception. Mr. Cerney has been associated with the Advisor and its predecessor since April, 1990 as a portfolio manager. Prior to joining the Advisor's predecessor firm in 1990, Mr. Cerney was the equity portfolio manager for Commonwealth Edison's internally managed pension fund. Mr. Cerney earned a B.A. in Chemistry from Oberlin College, an M.S. in Chemistry from the University of Chicago and an M.B.A. in Finance from the University of Chicago. He is a member of the Investment Analysts Society of Chicago.

                                       .
                        A. Keith Dibble, C.F.A., Senior Vice President of the
                     Advisor, has served as portfolio manager for the Growth Fund since its inception. Mr. Dibble has been associated with the Advisor and its predecessor since 1987 as a portfolio manager. Mr. Dibble received two B.S. degrees in Engineering from Washington State University and an M.B.A. in Finance from Northwestern University. Mr. Dibble is a member of the Institute of Chartered Financial Analysts, a past president of the Milwaukee Investment Analysts Society and a member of various other professional organizations.
                        Nancy Holland, C.P.A., Senior Vice President of the
                     Advisor, has served as portfolio manager of the Real Estate Fund since its inception. Ms. Holland has been associated with the Advisor and its predecessor since January, 1997 as a portfolio manager. Prior to joining the Advisor, Ms. Holland served as a real estate analyst with Edward Jones from January, 1995 to December, 1996, and served as a senior financial analyst and development accounting manager with CenterMark Properties from November, 1988 to January, 1995. Ms. Holland graduated from Saint Louis University with a B.S. in Accounting.
                        Mary E. Ras, Vice President of the Advisor, has served
                     as co-manager of the Small Cap Growth Fund since September, 1998. She is responsible for equity research and equity trading. Ms. Ras has been associated with the Advisor and its predecessor since 1983 as a tax shelter analyst. Prior to joining the Asset Management Group, Ms. Ras worked in debt finance and tax-advantaged investments. Ms. Ras holds an M.B.A. degree from the University of Chicago and a B.S. degree from Northeastern Illinois University.
                        Kenneth A. Tyszko, C.F.A, C.P.A, Vice President of the
                     Advisor, has served as co-manager of the Small Cap Growth Fund since September, 1998. Mr. Tyszko has been associated with the Advisor or its affiliates since 1996 as an investment manager. Previously, he managed a $250 million portfolio of publicly traded small and mid-size capitalization growth stocks for Sears Investment Management Co., which he joined in 1984. Mr. Tyszko earned his B.S. in Accounting from the University of Illinois. Mr. Tyszko is a member of the Illinois CPA Society, the Investment Analysts Society of Chicago, and the Association for Investment Management and Research.
                        Kurt S. Moeller, Vice President of the Advisor, has
                     served as co-manager of the Small Cap Value Fund since March 1, 1999. Mr. Moeller began his investment career in 1995 as a research assistant for the Indiana University Foundation. Mr. Moeller was a fundamental equity analyst at Grantham, Mayo, Van Otterloo & Co., LLC, a Boston money management firm, from 1996 through 1998. Mr. Moeller earned a B.A. in Economics and History from Rice University in 1991 and an M.B.A. in Finance from Indiana University in 1996.
                        Edwin M. Bruere, C.F.A., Senior Vice President of the
                     Advisor has served as lead portfolio manager of the Small Cap Value Fund since June 30, 1998. Mr. Bruere has been associated with the Advisor and its predecessors since 1988. He was involved initially with client services and then later as a member of a portfolio management committee and as a portfolio manager. Previously, Mr. Bruere spent two years as Managing Director of an investment management firm. Before this, he spent six years at Continental Bank (Bank of America) as a Senior Director. He spent 1995 and 1996 in London working in the Merchant Bank on securities origination and distribution. Mr. Bruere graduated from Iowa State University with a B.S. in business and received his M.B.A. from Indiana University. He is a member of the Association for Investment

                                       .
                    Management and Research and the Investment Analysts Society of Chicago. He is a Director of the Indiana University Reese Foundation.
                       Richard Butler, Senior Vice President of the Advisor
                    has served as co-manager of the Growth Fund since June 1998. Mr. Butler is also responsible for equity research. Mr. Butler joined the Advisor's predecessor firm in 1983 as a trader and then a portfolio manager, and is the Advisor's senior equity trader. Mr. Butler graduated from Williams College with a B.A. in International Relations and received his M.B.A. from the University of Chicago.
                       Mark W. Karstrom, Senior Vice President of the Advisor,
                    has served as portfolio manager for the Limited Volatility Fixed Income Fund since September, 1996 and served as portfolio manager for the Intermediate Government Fixed Income Fund from September, 1996 to January, 1999. Mr. Karstrom joined the Advisor in August, 1996 as a portfolio manager. He served as Vice President, Portfolio Manager with Norwest Investment Management and Trust and a predecessor firm from May, 1985 to July, 1996 where he managed portfolios comprised of government, corporate, and mortgage-backed securities. My. Karstrom received his B.A. in Economics from the University of Denver.
                       Gregory D. Boal, C.F.A., Senior Vice President of the
                    Advisor, has served as portfolio manager of the fixed income portion of the Balanced Fund from April, 1997 to January, 1999 and as portfolio manager of the Fixed Income Fund from June, 1998 to January, 1999. Mr. Boal joined the Advisor in March, 1997 as a portfolio manager. He served as Manager, Fixed Income Division of First Citizens Bank Capital Management, a division of First Citizens Bank, Raleigh, N.C. from November, 1989 to March, 1997. Prior to that, Mr. Boal was the senior investment officer at Wyoming National Bank and Trust in Casper, Wyoming. Mr. Boal graduated from the University of Wyoming in 1981 with a Bachelor of Science degree in Broadcasting. He received a Master of Science degree in Finance from the same institution in 1985. Mr. Boal is a member of the Association of Investment Management and Research and the Investment Analyst Society of Chicago.
                       Todd J. Youngberg, C.F.A., Senior Vice President of the
                    Advisor, has served as portfolio manager of the Balanced Fund since November, 1998, and as portfolio manager of the Fixed Income Fund from November 1998 to January 1999. Mr. Youngberg joined the Advisor in November, 1998 as a portfolio manager. Prior to joining the Advisor, Mr. Youngberg served as Vice President and portfolio manager for Amerus Life Holdings Inc. in Des Moines Iowa from 1992 to November, 1998. He was responsible for managing high yield portfolios. Prior to joining Amerus Life, Mr. Youngberg worked as a securities analyst for Central Life Assurance/American Mutual Life Insurance Company. Mr. Youngberg received a B.A. in economics from Central College in Pella, Iowa and his M.B.A. in Finance from Drake University. He is a member of the Association of Investment Management and Research.
                       Messrs. Karstrom, Boal and Youngberg, members of the
                    Fixed Income Portfolio Management Team, have been jointly and primarily responsible for the day-to-day management of the Fixed Income Fund and the fixed income portion of the Balanced Fund since January, 1999.
                       Phillip P. Mierzwa, Vice President of the Advisor, has
                    served as portfolio manager of the Tax-Exempt Fixed Income Fund and Tax-Exempt Money Market Fund since April, 1997. He has been associated with the Advisor or its affiliates since

                                       .
                     February, 1990 as a portfolio manager and a trader. Mr. Mierzwa has a B.A. and M.B.A. degree in Finance from Governors State University.
                        Karen Van Cleave, Senior Vice President of the
                     Advisor, has served as portfolio manager of the Money Market Fund, Treasury Money Market Fund and Government Money Market Fund since January, 1994. Ms. Van Cleave joined the Advisor in January, 1994 as a portfolio manager. Prior to 1994, Ms. Van Cleave was a Vice President/Portfolio Manager at Chemical Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.
                        Messrs. Postma, Ploeger, Bettink, Leo, Maas,
                     Moolenburgh and Neihoff, and Mrs. Pals-de Groot, members of the International Equity team, have been jointly and primarily responsible for the day-to-day management of the International Equity Fund since April, 1999.
                        Wiepke Postma served as portfolio manager for the
                     International Equity Fund from March, 1997 to April, 1999. Mr. Postma started his banking career as an analyst at former ABN AMRO Bank's Investment Research Department. Later, he became a strategist. From 1976 to 1984, he worked in the Equity and Loan Department of a leading Dutch insurance company, where he was appointed head of the department in 1982. In 1984, he joined former ABN AMRO Bank's Asset Management Department and was appointed Vice President in the same year. In 1993, he became Head of the Global Equity Group being responsible for Global Equity, European Equity, Dutch Equity and Business research. Mr. Postma holds a Master's degree in Economics.
                        Willem Ploeger has been associated with the Advisor
                     and/or its affiliates since 1980. Initially, he served in the Investment Research Department and later in the Asset Management Department as senior account manager. Mr. Ploeger holds a Master's degree in Business Administration from the University of Rotterdam.
                        Jaap Bettink has been associated with the Advisor
                     and/or its affiliates since 1978. From 1978 to 1985, he was a credit manager at a local branch of ABN AMRO Bank. He has been managing institutional portfolios since 1985, and has been a portfolio manager since 1994. Mr. Bettink started his career as a portfolio manager of private accounts in 1972. He holds a degree in Economics.
                        Loes Pals-de Groot has been associated with the
                     Advisor and/or its affiliates since 1971 in various investment management positions. Mrs. Pals-de Groot holds a degree in Business Economics from the Instituut voor Sociale Wetenschappen.
                        Luigi Leo has been associated with the Advisor and/or
                     its affiliates since 1991 as a portfolio manager. Mr. Leo holds a Master's degree in Business Administration from the Instituto de Estudios Superiores de la Empresa (IESE) in Barcelona, Spain.
                        Theo Maas has been associated with the Advisor and/or
                     its affiliates since 1994 as a portfolio manager. Previously, Mr. Maas worked with a financial consultant, specializing in treasury management consultancy. He holds a Master's degree in Financial Economics from the University of Groningen.
                        Edward Moolenburgh has been associated with the
                     Advisor and/or its affiliates since 1993. Initially, he served as Secretary to the Advisor's Regional Investment Committee North America and Far East, and later as a portfolio manager. Mr. Moolenburgh holds a Master's degree from the Economics Faculty of the Erasmus

                                       .
                    University in Rotterdam and is a Register Beleggings Analyst, which is comparable to a Certified European Financial Analyst.
                       Edward Neihoff has been associated with the Advisor
                    and/or its affiliates since 1993, initially as an investment analyst. After three years, Mr. Neihoff assumed the responsibility for implementing a new asset management system and then, during 1998, returned to the position of portfolio manager. He holds a Master's degree in Technical Management Studies and is a Certified European Financial Analyst.
                       Alex Ng has served as portfolio manager for the Asian
                    Tigers Fund since July, 1995. Mr. Ng has been associated with the Advisor and/or its affiliates since 1988 as a portfolio manager. Mr. Ng also serves as the Far East Director of Asset Management for a Hong Kong-based affiliate of the Advisor. Mr. Ng joined ABN AMRO's Investment Banking Representative Office in Singapore in January 1988 before being transferred to the Securities subsidiary in Hong Kong. Previously, Mr. Ng worked as a financial analyst in Malaysia. Mr. Ng holds a degree in Economics from the University of California in Los
                    Angeles.
                       Felix Lanters, portfolio manager for the TransEurope
                    Fund, has been associated with the Advisor and/or its affiliates since 1987 as a portfolio manager.
                       Wouter Weijand has served as portfolio manager of the
                    International Fixed Income Fund since September, 1997. Mr. Weijand has worked as a portfolio manager with the Advisor and/or its affiliates since 1984.
                       Luiz M. Ribeiro, Jr., C.F.A., served as the portfolio
                    manager of the Latin America Equity Fund from November,
                    1997 to April, 1999. Currently, he serves as co-manager of the Fund. Mr. Ribeiro has worked as an investment analyst with the Advisor and/or its affiliates since 1994. From March, 1990 to June, 1993, he served with the trading desk of Dibran DTVM Ltd. Mr. Ribeiro obtained a Business Degree at the University of Sao Paulo in 1990. In 1993, he concluded an M.B.A. offered by IBMEC (Brazilian Institute of Capital Markets) in Sao Paulo.
                       Roberto Lampl has served as co-manager of the Latin
                    American Equity Fund since April, 1999. Mr. Lampl has been associated with the Advisor and/or its affiliates since
                    1993 as corporate finance advisor (Latin America) in the Investment Banking Division. He obtained a Bachelor's degree in Economics from Boston University in 1990. In
                    1993, he completed an M.B.A. at Boston Graduate School of Business in Wellesley, Massachusetts.
Distribution Plan ______________________________________________________________
                    Each Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee is .25% of the average daily net assets of each Fund. Affiliates of the Advisor may receive distribution fees.

                                       .
Financial Highlights ___________________________________________________________
                     The tables that follow present performance information about Investor Shares of each
                     Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. As of December 31, 1998, the Investor Shares of the
                     TransEurope, Latin America Equity and Limited Volatility Fixed Income Funds had not commenced operations.
                        This information has been audited by Ernst & Young
                     LLP, the Funds' independent auditors. Their report, along with each Fund's financial statements and related notes, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-443-4725.

For a Share Outstanding for the Years Ended December 31,

                                                                                                             Ratio of
                                                                                       Ratio of                Net
                                                                                         Net                Investment
                                                       Net                   Ratio of Investment  Ratio of    Income
         Net             Realized             Distri- Asset           Net    Expenses   Income    Expenses      to
        Asset     Net      and     Dividends  butions Value          Assets     to        to     to Average  Average
        Value   Invest- Unrealized  from Net   from    End           End of  Average   Average   Net Assets Net Assets
      Beginning  ment    Gains on  Investment Capital   of   Total   Period    Net       Net     (Excluding (Excluding
      of Period Income  Securities   Income    Gains  Period Return  (000)    Assets    Assets    Waivers)   Waivers)
----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------
Treasury Money Market Fund
-----------------------------------------------
Investor Share Class
1998    $1.00    $0.05    $0.00      $(0.05)   $0.00  $1.00   4.64% $ 17,625   0.62%     4.54%      1.09%      4.08%
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   4.70     6,722   0.58      4.60       0.88       4.30
1996     1.00     0.04     0.00       (0.04)    0.00   1.00   4.54    10,910   0.69      4.45       0.84       4.30
1995     1.00     0.05     0.00       (0.05)    0.00   1.00   5.02     7,931   0.69      4.89       0.84       4.74
1994     1.00     0.03     0.00       (0.03)    0.00   1.00   3.32     3,231   0.70      3.52       0.86       3.36
----------------------------------------------------
Government Money Market Fund
----------------------------------------------------
Investor Share Class
1998    $1.00    $0.05    $0.00      $(0.05)   $0.00  $1.00   4.91% $ 89,497   0.67%     4.80%      0.92%      4.54%
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   5.05     8,932   0.59      4.95       0.72       4.82
1996     1.00     0.05     0.00       (0.05)    0.00   1.00   4.82     5,093   0.69      4.71       0.69       4.71
1995     1.00     0.05     0.00       (0.05)    0.00   1.00   5.33     3,002   0.67      5.18       0.67       5.18
1994     1.00     0.04     0.00       (0.04)    0.00   1.00   3.63     2,739   0.67      3.62       0.67       3.62
--------------------------------
Money Market Fund
--------------------------------

Investor Share Class
1998    $1.00    $0.05    $0.00      $(0.05)   $0.00  $1.00   4.97% $219,576   0.69%     4.85%      1.06%      4.48%
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   5.12     1,282   0.59      5.00       0.85       4.74
1996     1.00     0.05     0.00       (0.05)    0.00   1.00   4.87     1,466   0.68      4.77       0.83       4.62
1995     1.00     0.05     0.00       (0.05)    0.00   1.00   5.38     1,358   0.66      5.22       0.81       5.07
1994     1.00     0.04     0.00       (0.04)    0.00   1.00   3.71       605   0.66      4.13       0.81       3.98
----------------------------------------------------
Tax-Exempt Money Market Fund
----------------------------------------------------

Investor Share Class
1998    $1.00    $0.03    $0.00      $(0.03)   $0.00  $1.00   2.96% $ 67,480   0.60%     2.92%      1.06%      2.45%
1997     1.00     0.03     0.00       (0.03)    0.00   1.00   3.10     2,978   0.58      3.07       0.89       2.76
1996     1.00     0.03     0.00       (0.03)    0.00   1.00   2.88     2,807   0.65      2.85       0.81       2.69
1995     1.00     0.03     0.00       (0.03)    0.00   1.00   3.24     3,244   0.66      3.19       0.81       3.04
1994     1.00     0.02     0.00       (0.02)    0.00   1.00   2.24     4,204   0.68      2.31       0.84       2.15

                                       .
Financial Highlights (Continued) _______________________________________________

For a Share Outstanding for the Years Ended December 31,

                                                                                                                 Ratio of
                                                                                           Ratio of                Net
                                                                                             Net                Investment
                                                            Net                  Ratio of Investment  Ratio of    Income
         Net                                      Distri-  Asset           Net   Expenses   Income    Expenses      to
        Asset     Net    Realized and  Dividends  butions  Value          Assets    to        to     to Average  Average
        Value   Invest-   Unrealized    from Net   from     End           End of Average   Average   Net Assets Net Assets
      Beginning  ment   Gains (Losses) Investment Capital    of   Total   Period   Net       Net     (Excluding (Excluding
      of Period Income  on Securities    Income    Gains   Period Return  (000)   Assets    Assets    Waivers)   Waivers)
--------------------------------------------------------------------------------------------------------------------------
      Portfolio
      Turnover
        Rate
--------------------------------------------------------------------------------------------------------------------------
-----------------------------
-----------------------------
Fixed Income Fund
Investor Share Class
1998   $10.38    $0.53      $ 0.17       $(0.54)  $(0.13)  $10.41  6.81%  $  436   1.18%     4.97%      1.32%      4.82%
1997    10.09     0.59        0.29        (0.58)   (0.01)   10.38  8.92      428   0.96      5.71       1.12       5.55
1996    10.35     0.57       (0.26)       (0.57)    0.00    10.09  3.24      459   0.98      5.65       1.08       5.55
1995     9.32     0.55        1.04        (0.56)    0.00    10.35 17.40      646   0.99      5.72       1.09       5.62
1994    10.24     0.50       (0.90)       (0.52)    0.00     9.32 (3.97)     442   0.98      5.38       1.08       5.28
Investor Share Class
1998     157%
1997     233
1996     194
1995      59
1994     126
----------------------------------------------------------------------
----------------------------------------------------------------------
Intermediate Government Fixed Income Fund
Investor Share Class
1998   $10.04    $0.47      $ 0.27       $(0.47)  $ 0.00   $10.31  7.56%  $   63   1.26%     4.59%      1.40%      4.45%
1997     9.85     0.57        0.16        (0.54)    0.00    10.04  7.66      104   0.96      5.44       1.10       5.30
1996    10.05     0.49       (0.18)       (0.51)    0.00     9.85  3.30      251   0.99      4.87       1.09       4.77
1995     9.32     0.49        0.76        (0.52)    0.00    10.05 13.59    2,946   0.98      5.18       1.08       5.08
1994    10.07     0.43       (0.73)       (0.45)    0.00     9.32 (3.03)   1,133   1.02      5.05       1.12       4.95
Investor Share Class
1998     106%
1997     283
1996     179
1995     115
1994     124
-------------------------------------------------
-------------------------------------------------
--------------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund
Investor Share Class
1998   $10.39    $0.42      $ 0.12       $(0.42)  $ 0.00   $10.51  5.31%  $  562   1.29%     3.98%      1.43%      3.84%
1997     9.97     0.47        0.41        (0.46)    0.00    10.39  9.11      537   0.98      4.59       1.14       4.43
1996    10.18     0.43       (0.17)       (0.47)    0.00     9.97  2.70      680   0.98      4.70       1.10       4.58
1995     9.24     0.43        0.97        (0.46)    0.00    10.18 15.43    1,131   1.00      4.59       1.12       4.47
1994    10.22     0.40       (0.93)       (0.42)   (0.03)    9.24 (5.27)   1,059   0.97      4.35       1.10       4.22
Investor Share Class
1998      41%
1997      54
1996      98
1995     129
1994     146
--------------------------------------------------
--------------------------------------------------
----------------------------------------------------------------------------------------------------
International Fixed Income Fund
Investor Share Class
1998   $ 9.60    $0.38      $ 1.05       $(0.13)  $(0.10)  $10.80 14.84%  $   53   1.83%     3.17%      1.87%      3.12%
1997    10.23     0.49       (1.12)        0.00     0.00     9.60 (6.16)      68   1.47      3.83       1.51       3.78
1996    10.56     0.54       (0.27)       (0.60)    0.00    10.23  2.62      112   1.36      4.43       1.36       4.43
1995     9.53     0.52        1.45        (0.94)    0.00    10.56 20.68      125   1.35      5.57       1.41       5.51
1994    10.42     0.46       (0.64)       (0.53)   (0.18)    9.53 (1.71)      87   1.41      5.03       7.54      (1.10)
Investor Share Class
1998      79%
1997      52
1996      85
1995     105
1994     138
----------------------
----------------------
--------------------------------------------
Balanced Fund
Investor Share Class
1998   $12.73    $0.21      $ 0.85       $(0.21)  $(1.72)  $11.86  9.72%  $3,657   1.49%     1.60%      1.49%      1.60%
1997    10.98     0.30        2.06        (0.30)   (0.31)   12.73 21.80    4,157   1.18      2.43       1.24       2.37
1996    10.75     0.30        1.04        (0.32)   (0.79)   10.98 12.86    3,710   1.19      2.89       1.19       2.89
1995     9.53     0.34        1.67        (0.36)   (0.43)   10.75 21.52    3,949   1.22      3.36       1.22       3.36
1994    10.03     0.27       (0.49)       (0.27)   (0.01)    9.53 (2.29)   2,894   1.24      2.86       1.34       2.76
Investor Share Class
1998      84%
1997     111
1996     104
1995      85
1994      85
-----------------
-----------------
----------------------------------
Value Fund
Investor Share Class
1998   $16.54    $0.12      $ 0.82       $(0.12)  $(5.04)  $12.32  4.66%  $1,624   1.50%     0.78%      1.50%      0.78%
1997    13.26     0.20        3.76        (0.20)   (0.48)   16.54 30.20    1,965   1.26      1.32       1.32       1.26
1996    12.28     0.25        2.18        (0.25)   (1.20)   13.26 20.09    1,672   1.28      1.94       1.28       1.94
1995     9.80     0.32        2.74        (0.32)   (0.26)   12.28 31.72    1,497   1.33      2.79       1.33       2.79
1994    10.30     0.31       (0.33)       (0.31)   (0.17)    9.80 (0.21)     731   1.37      3.13       1.37       3.13
Investor Share Class
1998      55%
1997      79
1996      58
1995      37
1994      38

                                       .
Financial Highlights (Continued) ______________________________________________

For a Share Outstanding for the Years Ended December 31,


                                                                                                        Ratio of
                                                                                                          Net
                                                                       Net                    Ratio of Investment  Ratio of
         Net              Realized             Distri-                Asset             Net   Expenses   Income    Expenses
        Asset     Net       and     Dividends  butions                Value            Assets    to        to     to Average
        Value   Invest-  Unrealized  from Net   from    Contributions  End             End of Average   Average   Net Assets
      Beginning  ment     Gains on  Investment Capital   (Return of     of   Total     Period   Net       Net     (Excluding
      of Period Income   Securities   Income    Gains     Capital)    Period Return    (000)   Assets    Assets    Waivers)
----------------------------------------------------------------------------------------------------------------------------
       Ratio of
         Net
      Investment
        Income
          to
       Average
      Net Assets Portfolio
      (Excluding Turnover
       Waivers)    Rate
----------------------------------------------------------------------------------------------------------------------------
--------------------
--------------------
----------------------------------------
Growth Fund
Investor Share Class
1998   $14.60   $(0.07)    $ 4.18     $ 0.00   $(1.65)      $0.00     $17.06 29.52%    $3,533   1.52%    (0.45)%     1.52%
1997    13.09     0.08       2.97      (0.08)   (1.46)       0.00      14.60 23.65      3,485   1.27      0.54       1.33
1996    11.62     0.14       2.33      (0.14)   (0.86)       0.00      13.09 21.41      3,031   1.27      1.11       1.27
1995     9.74     0.12       2.89      (0.13)   (1.00)       0.00      11.62 31.29      2,681   1.31      1.10       1.31
1994    10.23     0.13      (0.37)     (0.13)   (0.12)       0.00       9.74 (2.42)     1,530   1.33      1.30       1.33
-----------------------------------------
Investor Share Class
1998    (0.45)%      65%
1997     0.48        62
1996     1.11        58
1995     1.10        71
1994     1.30        68
-----------------------------------------
International Equity Fund
-----------------------------------------
-----------------------------------------
Investor Share Class
1998   $15.34   $(0.08)    $ 3.86     $(0.03)  $(0.18)      $0.00     $18.91 24.87%    $1,015   1.83%    (0.43)%     1.83%
1997    15.79     0.01       0.66      (0.03)   (1.09)       0.00      15.34  4.28      1,245   1.60     (0.05)      1.65
1996    14.52     0.04       1.35       0.00    (0.15)       0.03      15.79  9.85(A)   1,608   1.61      0.20       1.61
1995    12.96     0.05       1.73      (0.02)   (0.20)       0.00      14.52 13.79      1,686   1.68      0.42       1.68
1994    12.58     0.02       0.37       0.00    (0.01)       0.00      12.96  3.08      1,179   1.73      0.03       2.22
Investor Share Class
1998    (0.43)%      31%
1997    (0.10)       17
1996     0.20         9
1995     0.42        11
1994    (0.46)        6
--------------------------------------
--------------------------------------
----------------------------------------------------------------------------
Small Cap Growth Fund
Investor Share Class
1998   $13.29   $(0.10)    $(0.92)    $ 0.00   $(0.23)      $0.00*    $12.04 (7.25)%   $  874   1.63%    (1.30)%     1.63%
1997    13.00    (0.13)      2.05       0.00    (1.63)       0.00      13.29 15.45        552   1.29     (0.97)      1.35
1996    12.46    (0.07)      2.39       0.00    (1.78)       0.00      13.00 19.18        579   1.30     (0.52)      1.30
1995     9.58    (0.01)      3.05       0.00    (0.16)       0.00      12.46 31.73        553   1.39     (0.08)      1.39
1994    10.25     0.00      (0.67)      0.00     0.00        0.00       9.58 (6.54)       294   1.38      0.02       1.38
Investor Share Class
1998    (1.30)%     151%
1997    (1.03)      170
1996    (0.52)      158
1995    (0.08)      142
1994     0.02        43

*Per share was less than $0.005.
(A) The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Investor Class would have been 9.64%.

                                       .
Financial Highlights (Continued) ______________________________________________

For a Share Outstanding for the Years Ended December 31,
--------------------------------------------------------

                                                                                                          Ratio of
                                                                                                            Net
                                                                         Net                    Ratio of Investment  Ratio of
            Net      Net     Realized             Distri-               Asset             Net   Expenses   Income    Expenses
           Asset   Invest-     and     Dividends  butions               Value            Assets    to    (Loss) to  to Average
           Value    ment    Unrealized  from Net   from    Contribution  End             End of Average   Average   Net Assets
         Beginning Income    Gains on  Investment Capital  (Return) of    of   Total     Period   Net       Net     (Excluding
         of Period (Loss)   Securities   Income    Gains     Capital    Period Return    (000)   Assets    Assets    Waivers)
------------------------------------------------------------------------------------------------------------------------------
----------------
Real Estate Fund
================
Investor Share Class
1998(1)   $10.00   $ 0.08     $ 0.66     $(0.11)  $ 0.00      $0.00+    $10.63   7.35%    $ 21    1.91%     4.18%      2.28%
-----------------
Asian Tigers Fund
=================
Investor Share Class
1998      $ 7.57   $ 0.04     $(0.94)    $ 0.00   $ 0.00      $0.00     $ 6.67 (11.89)%   $178    2.11%     0.47%      2.11%
1997       11.89     0.05      (4.36)      0.00    (0.01)      0.00       7.57 (36.25)     334    1.85      0.30       1.89
1996       10.44    (0.02)      1.48      (0.01)   (0.02)      0.02      11.89  14.21(B)   840    1.79     (0.15)      1.79
1995        9.47     0.11       0.95      (0.09)    0.00       0.00      10.44  11.18      733    1.81      1.05       1.88
1994(2)    10.00     0.01      (0.53)      0.00    (0.01)      0.00       9.47  (5.37)     705    1.90      0.15       2.75**
--------------------
Small Cap Value Fund
====================
Investor Share Class
1998(3)   $10.00   $(0.01)    $(1.44)    $(0.01)  $ 0.00      $0.00+    $ 8.54 (14.53)%   $324    2.03%    (0.30)%     2.11%
=============================================================================================================================



          Ratio of
            Net
         Investment
           Income
             to
          Average
         Net Assets  Portfolio
         (Excluding  Turnover
          Waivers)     Rate
-------------------------------
----------------
Real Estate Fund
================
Investor Share Class
1998(1)    3.81%        13%*
-----------------
Asian Tigers Fund
=================
Investor Share Class
1998       0.47%        57%
1997       0.26         42
1996      (0.15)        24
1995       0.98         28
1994(2)   (0.70)**      13*
--------------------
Small Cap Value Fund
====================
Investor Share Class
1998(3)   (0.38)%       54%*
Real Estate Fund

+Per share was less than $0.005.
1. Commenced operations on October 8, 1998. All ratios except the total return for the period have been annualized.
2. Commenced operations on January 12, 1994. All ratios and the total return for the period have been annualized.
3. Commenced operations on June 30, 1998. All ratios except the total return for the period have been annualized.
*Not Annualized
**Ratios are high relative to subsequent years as a result of the low initial asset levels during the Investor Share Class' initial year of operations.
(B)The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Investor Class would have been 14.02%.

More Information about the Funds is available without charge through the following:

Statement of         More detailed information about the Funds is in the
Additional           Statement of Additional Information. The Statement of
Information          Additional Information has been filed with the SEC and is
                     incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus.

Annual and           These reports list the Funds' holdings and contain
Semi-Annual          information from the Funds' portfolio managers about Fund
Reports              strategies and recent market conditions and trends.

By Telephone:        Call 1-800-443-4725

By Mail:             Write to the Funds c/o
                     ABN AMRO Funds

                     P.O. Box 60549

                     King of Prussia, PA 19406-0549


On the World Wide
Web:                 www.abnamrofunds-usa.com

From the SEC:
                     You can also obtain the Statement of Additional Information, annual and semi-annual reports and other information about the Funds from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information, call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee by writing to: Securities and Exchange Commission, Public Reference Room, Washington, D.C. 20549-6009. The ABN AMRO Fund's Investment Company Act registration number is 811-07244.

Investment Advisor:                 Distributor:

ABN AMRO Asset Management (USA) Inc.    First Data Distributors, Inc.

                                        4400 Computer Drive

208 South LaSalle Street            Westborough, MA 01581

4th Floor

Chicago, IL 60604-1003

No one has been authorized to give any information or to make any representations not contained in the Prospectus or Statement of Additional Information in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or First Data Distributors, Inc. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

For more information, please call 1-800-443-4725.